United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Hermes Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: Six months ended 04/30/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | KAUAX	B | KAUBX	C | KAUCX
	R | KAUFX	Institutional | KAUIX

Federated Hermes Kaufmann Fund
Successor to the Kaufmann Fund, Inc., with performance history since February 21, 1986

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	33.0%
Information Technology	14.7%
Financials	9.2%
Consumer Discretionary	8.3%
Materials	7.6%
Industrials	6.5%
Real Estate	4.5%
Energy	3.7%
Communication Services	1.3%
Consumer Staples	1.1%
Utilities	0.7%
Securities Lending Collateral[2]	2.9%
Cash Equivalents[3]	8.7%
Other Assets and Liabilities—Net[4]	(2.2)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 90.5%
		Communication Services— 1.3%
150,000	[1]	Take-Two Interactive Software, Inc.	$ 17,926,500
1,188,158	[1]	ZoomInfo Technologies, Inc.	56,318,689
		TOTAL	74,245,189
		Consumer Discretionary— 8.3%
300,000	[1]	Airbnb, Inc.	45,963,000
100,000	[1]	Alibaba Group Holding Ltd., ADR	9,709,000
20,000	[1]	Amazon.com, Inc.	49,712,600
15,850	[1]	Chipotle Mexican Grill, Inc.	23,071,419
150,000		Choice Hotels International, Inc.	21,069,000
400,000	[1,2]	DraftKings, Inc.	5,472,000
225,000	[1]	Etsy, Inc.	20,967,750
635,000	[1]	Floor & Decor Holdings, Inc.	50,622,200
50,000		Home Depot, Inc.	15,020,000
50,000	[1]	Las Vegas Sands Corp.	1,771,500
126,000	[1]	Lululemon Athletica, Inc.	44,683,380
10,000	[1]	Mercadolibre, Inc.	9,736,300
480,000		Moncler SPA	24,931,240
19,800,000		NagaCorp Ltd.	17,693,466
400,000	[1]	Planet Fitness, Inc.	32,012,000
1,350,000	[1,2]	Sportradar Group AG	16,929,000
30,000		Vail Resorts, Inc.	7,624,800
513,000		Wingstop, Inc.	47,072,880
400,000	[1]	YETI Holdings, Inc.	19,548,000
		TOTAL	463,609,535
		Consumer Staples— 1.1%
19,600		Costco Wholesale Corp.	10,421,712
75,500		Estee Lauder Cos., Inc., Class A	19,936,530
130,000	[1]	Freshpet, Inc.	12,135,500
905,000	[1,2]	The Duckhorn Portfolio, Inc.	17,575,100
		TOTAL	60,068,842
		Energy— 3.7%
450,500		Cheniere Energy, Inc.	61,182,405
2,343,000	[2]	New Fortress Energy, Inc.	90,861,540
245,900		Pioneer Natural Resources, Inc.	57,164,373
		TOTAL	209,208,318
		Financials— 9.2%
700,000		Apollo Global Management, Inc.	34,832,000
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
182,906		Artisan Partners Asset Management, Inc.	$ 5,878,599
81,350		BlackRock, Inc.	50,817,718
9,725,000	[1,3]	Blue Owl Capital, Inc.	116,019,250
60,000	[1,2]	Coinbase Global, Inc.	6,762,600
1	[1,3,4]	FA Private Equity Fund IV LP	369,505
4,205,000		FinecoBank Banca Fineco SPA	57,929,900
500,000	[1]	Hamilton Lane Alliance Holdings I, Inc.	4,920,000
699,000		Hamilton Lane, Inc.	47,937,420
1,200,000		KKR & Co., Inc., Class Common	61,164,000
9,300	[1]	Markel Corp.	12,585,504
80,000		MSCI, Inc., Class A	33,700,000
127,710		S&P Global, Inc.	48,082,815
1,416,598		StepStone Group, Inc.	36,293,241
		TOTAL	517,292,552
		Health Care— 32.9%
155,800		Abbott Laboratories	17,683,300
1,331,564	[1,2]	Akouos, Inc.	3,728,379
1,324,024	[1]	Albireo Pharma, Inc.	42,130,444
2,286,877	[1]	Alector, Inc.	21,954,019
1,209,095	[1]	Amphastar Pharmaceuticals, Inc.	42,886,600
583,075	[1]	AnaptysBio, Inc.	13,643,955
2,000,000	[1,2]	Annexon, Inc.	5,100,000
1	[3,4]	Apollo Investment Fund V	84,934
1,971,300	[1,2]	Arcturus Therapeutics Holdings, Inc.	38,203,794
770,283	[1]	Argenx SE	221,460,630
2,265,000	[1]	aTyr Pharma, Inc.	9,422,400
1,125,000	[1]	Avidity Biosciences LLC	16,087,500
146,531	[1]	Avrobio, Inc.	135,233
650,000	[1]	Catalent, Inc.	58,864,000
250,000	[1,2]	Century Therapeutics, Inc.	3,005,000
267,745	[1]	Century Therapeutics, Inc.	3,218,295
1,903,967	[4]	CeQur SA	9,997,397
314,099	[1]	Cerevel Therapeutics Holdings	9,196,819
861,000	[1,2]	ContraFect Corp.	3,254,580
5,100,000	[1]	Corcept Therapeutics, Inc.	109,701,000
232,000	[1,2]	CRISPR Therapeutics AG	11,511,840
490,000		Danaher Corp.	123,053,700
271,200	[1,2]	Dexcom, Inc.	110,806,896
8,274,643	[1,2]	Dynavax Technologies Corp.	73,065,098
238,100	[1]	Edwards Lifesciences Corp.	25,186,218
109,672	[1,2]	Evotec SE, ADR	1,319,354
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
121,800	[1,2]	Fate Therapeutics, Inc.	$ 3,478,608
944,585	[1,2]	Frequency Therapeutics, Inc.	1,227,961
500,000	[1]	Fusion Pharmaceuticals, Inc.	2,575,000
255,181	[1]	Galapagos N.V.	14,913,126
3,570,815	[1,2]	Gamida Cell Ltd.	9,105,578
125,700	[1]	Genmab A/S	44,341,057
502,834	[1]	Genmab A/S, ADR	17,689,700
1,000,000	[1,2]	Gossamer Bio, Inc.	6,910,000
679,512	[1,2]	Gracell Biotechnologies, Inc., ADR	1,528,902
320,970	[1,2]	Graphite Bio, Inc.	1,290,299
25,000	[1]	Guardant Health, Inc.	1,542,500
880,800	[1,2]	IDEAYA Biosciences, Inc.	8,446,872
39,300	[1]	IDEXX Laboratories, Inc.	16,917,864
94,700	[1]	Illumina, Inc.	28,092,755
87,170	[1]	Immatics N.V.	677,311
400,000	[1]	Immatics N.V. - Restricted	3,108,000
218,500	[1]	Insulet Corp.	52,219,315
235,000	[1]	Intellia Therapeutics, Inc.	11,522,050
59,000	[1]	Intuitive Surgical, Inc.	14,118,700
164,133	[1,4]	Laronde, Inc.	3,658,919
1	[1,3,4]	Latin Healthcare Fund	278,111
1,036,000	[1,2]	Legend Biotech Corp., ADR	41,595,400
500,000	[1,2]	Lyell Immunopharma, Inc.	2,565,000
73,438	[1]	Madrigal Pharmaceuticals, Inc.	5,140,660
1,515,000	[1,2]	Merus N.V.	30,906,000
5,200,000	[1]	Minerva Neurosciences, Inc.	2,650,440
51,000	[1]	Mirati Therapeutics, Inc.	3,151,290
1,344,724	[1,2]	Molecular Partners AG	10,789,642
295,323	[1,2]	Molecular Partners AG, ADR	2,362,584
200,000	[1]	Morphic Holding, Inc.	6,062,000
244,298	[1]	Natera, Inc.	8,579,746
530,000	[1]	Orchard Therapeutics PLC	299,609
6,930,000	[1]	Orchard Therapeutics PLC, ADR	3,917,529
2,100,000	[1]	Otonomy, Inc.	4,620,000
13,560,000	[1]	Regulus Therapeutics, Inc.	2,732,340
180,000	[1]	Repligen Corp.	28,303,200
1,525,000	[1]	Rezolute, Inc.	5,795,000
3,921,057	[1,2]	Rhythm Pharmaceuticals, Inc.	24,545,817
358,200	[1,2]	Sarepta Therapeutics, Inc.	25,905,024
1,540,000	[1,2]	Scynexis, Inc.	4,111,800
5,910,153	[1]	Seres Therapeutics, Inc.	27,955,024
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
959,018	[1,4]	Soteira, Inc.	$ 0
59,700		Stryker Corp.	14,403,222
461,000	[1,2]	Surgery Partners, Inc.	23,584,760
602,500	[1,2]	Tandem Diabetes Care, Inc.	58,129,200
1,000,000	[1]	Turning Point Therapeutics, Inc.	29,440,000
1,500,000	[1]	Ultragenyx Pharmaceutical, Inc.	106,035,000
555,000	[1]	Veeva Systems, Inc.	100,982,250
500,000	[1,2]	Verve Therapeutics, Inc.	7,460,000
8,400,000	[1]	Zai Lab Ltd.	33,368,902
385,000	[1]	Zentalis Pharmaceuticals, LLC	10,210,200
		TOTAL	1,843,945,652
		Industrials— 6.5%
1,370,000	[1]	CoStar Group, Inc.	87,159,400
184,700	[1,2]	Generac Holdings, Inc.	40,519,486
545,000	[1]	GXO Logistics, Inc.	32,258,550
318,000		HEICO Corp.	44,911,140
515,000		Ingersoll-Rand, Inc.	22,639,400
545,000	[1]	Mercury Systems, Inc.	30,405,550
430,000		Trane Technologies PLC	60,152,700
482,000	[1]	Trex Co., Inc.	28,047,580
700,000	[1]	Upwork, Inc.	14,679,000
		TOTAL	360,772,806
		Information Technology— 14.7%
32,800	[1]	Adobe, Inc.	12,987,160
960,727	[1]	Advanced Micro Devices, Inc.	82,161,373
41,600	[1]	Ansys, Inc.	11,468,704
117,600	[1]	Avalara, Inc.	8,945,832
355,000	[1]	Coupa Software, Inc.	30,636,500
200,000	[1,2]	CS Disco, Inc.	6,142,000
75,000	[1]	DocuSign, Inc.	6,075,000
270,000	[1,2]	Domo, Inc.	11,183,400
611,800	[1]	Envestnet, Inc.	48,723,752
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,400,000	[1,2]	GDS Holdings Ltd., ADR	43,988,000
1,945,000	[1]	IronSource Ltd.	7,449,350
200,000	[1]	IronSource Ltd.	766,000
1,140,000		Marvell Technology, Inc.	66,211,200
300,000	[1]	Q2 Holdings, Inc.	15,519,000
605,715	[1]	Qualtrics International, Inc.	11,229,956
300,000	[1,2]	Radware Ltd.	8,673,000
500,000	[1,2]	Rapid7, Inc.	47,760,000
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
91,500	[1]	Salesforce, Inc.	$ 16,098,510
3,751	[1,3,4]	Sensable Technologies, Inc.	0
200,000	[1]	ServiceNow, Inc.	95,620,000
160,000	[1]	Shopify, Inc.	68,291,200
465,000	[1]	Smartsheet, Inc.	22,473,450
340,000	[1]	Splunk, Inc.	41,486,800
175,500	[1]	Tyler Technologies, Inc.	69,271,605
242,000	[1,2]	Unity Software, Inc.	16,071,220
1,500,000	[1,3]	WM Technology, Inc.	8,700,000
330,000	[1]	Workday, Inc.	68,211,000
		TOTAL	826,144,012
		Materials— 7.6%
1,556,100	[2,3]	Agnico Eagle Mines Ltd.	90,611,703
31,650		Albemarle Corp.	6,103,069
2,921,000		Barrick Gold Corp.	65,167,510
209,000		Eagle Materials, Inc.	25,773,880
1,455,300		Newmont Corp.	106,018,605
272,500		Sherwin-Williams Co.	74,926,600
470,000	[2]	Westlake Corp.	59,478,500
		TOTAL	428,079,867
		Real Estate— 4.5%
300,000		Americold Realty Trust	7,914,000
90,000		Avalonbay Communities, Inc.	20,473,200
170,000		Crown Castle International Corp.	31,485,700
1,000,000		Medical PPTYS Trust, Inc.	18,390,000
500,000		Physicians Realty Trust	8,570,000
300,000		ProLogis, Inc.	48,087,000
270,000	[1]	Ryman Hospitality Properties	25,239,600
700,000		STAG Industrial, Inc.	26,124,000
150,000		Sun Communities, Inc.	26,335,500
1,366,000		VICI Properties, Inc.	40,720,460
		TOTAL	253,339,460
		Utilities— 0.7%
550,000		NextEra Energy, Inc.	39,061,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,431,508,803)	5,075,767,233
		PREFERRED STOCKS— 0.0%
		Health Care— 0.0%
1,240,000	[3]	Regulus Therapeutics, Inc.	2,498,600
Semi-Annual Shareholder Report
6

Shares			Value
		PREFERRED STOCKS— continued
		Information Technology— 0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	$ 0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,464,001)	2,498,600
	[1]	WARRANTS— 0.1%
		Health Care— 0.1%
801,900		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	62,227
421,550		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	125,791
3,445,000		ContraFect Corp., Warrants 7/25/2022	0
170,300		Immatics N.V., Warrants	281,846
200,970		Rezolute, Inc., Warrants 10/8/2027	433,412
56,800		Rezolute, Inc., Warrants 1/1/2099	215,840
101,700		Scynexis, Inc., Warrants 3/8/2023	264
167,251		Scynexis, Inc., Warrants 5/21/2024	315,302
853,000		Scynexis, Inc., Warrants 5/21/2024	389,736
1,706,000		Scynexis, Inc., Warrants 1/1/2099	4,555,020
		TOTAL WARRANTS (IDENTIFIED COST $11,570,008)	6,379,438
		INVESTMENT COMPANIES— 11.6%
45,658,671		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[5]	45,658,671
606,288,249		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[5]	606,106,363
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $651,796,855)	651,765,034
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $4,104,339,667)[6]	5,736,410,305
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[7]	(124,869,042)
		TOTAL NET ASSETS—100%	$5,611,541,263
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*
Financials:
StepStone Group, Inc.	$66,551,774	$—	$—
Health Care:
Akouos, Inc.	$10,883,542	$629,752	$—
Albireo Pharma, Inc.	$38,687,981	$—	$—
Alector, Inc.	$54,350,000	$—	$(2,135,337)
Amphastar Pharmaceuticals, Inc.	$23,661,694	$—	$(2,072,715)
AnaptysBio, Inc.**	$19,183,168	$—	$—
Annexon, Inc.	$16,310,000	$8,027,243	$—
Arcturus Therapeutics Holdings, Inc.	$61,959,080	$22,066,084	$—
aTyr Pharma, Inc.	$19,456,350	$—	$—
Avidity Biosciences LLC	$25,312,500	$—	$—
Avrobio, Inc.**	$5,465,270	$—	$(977,110)
ContraFect Corp.	$3,245,970	$—	$—
ContraFect Corp., Warrants 7/25/2022	$689	$—	$—
Dynavax Technologies Corp.	$149,922,778	$10,688,332	$(961,029)
Frequency Therapeutics, Inc.	$6,280,000	$—	$(74,932)
Gamida Cell Ltd.	$16,941,664	$2,092,206	$(4,539,754)
IDEAYA Biosciences, Inc.	$18,884,352	$—	$—
Merus N.V.	$42,075,000	$2,850,000	$(1,816,084)
Minerva Neurosciences, Inc.	$7,280,000	$—	$—
Molecular Partners AG	$14,685,827	$24,427,128	$(2,852,576)
Molecular Partners AG, ADR	$1,982,723	$5,950,582	$(235,685)
Orchard Therapeutics PLC	$1,017,600	$—	$—
Orchard Therapeutics PLC, ADR	$13,305,600	$—	$—
Otonomy, Inc.	$4,410,000	$—	$—
Regulus Therapeutics, Inc.	$—	$4,881,600	$—
Rezolute, Inc.	$9,760,000	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$1,113,394	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$363,520	$—	$—
Rhythm Pharmaceuticals, Inc.	$4,760,536	$33,884,544	$(548,483)
Scynexis, Inc.	$2,603,942	$5,833,003	$—
Scynexis, Inc., Warrants 3/8/2023	$15,265	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$—	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$1,270,970	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$8,547,060	$—	$—
Seres Therapeutics, Inc.	$36,480,000	$—	$(435,567)
Ultragenyx Pharmaceutical, Inc.	$140,985,600	$—	$(12,670,431)
Information Technology:
Domo, Inc.	$26,505,000	$—	$(1,613,322)
WM Technology, Inc.**	$22,980,600	$—	$(4,430,108)
Affiliated issuers no longer in the portfolio at period end	$54,418,224	$—	$(28,517,595)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$931,657,673	$121,330,474	$(63,880,728)
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income*

$(30,258,533)	$—	$36,293,241	1,416,598	$424,979

$(7,784,915)	$—	$3,728,379	1,331,564	$—
$3,442,463	$—	$42,130,444	1,324,024	$—
$(27,728,238)	$(2,532,406)	$21,954,019	2,286,877	$—
$20,379,286	$918,335	$42,886,600	1,209,095	$—
$(5,539,213)	$—	$13,643,955	583,075	$—
$(19,237,243)	$—	$5,100,000	2,000,000	$—
$(45,821,370)	$—	$38,203,794	1,971,300	$—
$(10,033,950)	$—	$9,422,400	2,265,000	$—
$(9,225,000)	$—	$16,087,500	1,125,000	$—
$2,936,535	$(7,289,462)	$135,233	146,531	$—
$8,610	$—	$3,254,580	861,000	$—
$(689)	$—	$—	3,445,000	$—
$(85,395,704)	$(1,189,279)	$73,065,098	8,274,643	$—
$(4,563,573)	$(413,534)	$1,227,961	944,585	$—
$196,705	$(5,585,243)	$9,105,578	3,570,815	$—
$(10,437,480)	$—	$8,446,872	880,800	$—
$(11,494,453)	$(708,463)	$30,906,000	1,515,000	$—
$(4,629,560)	$—	$2,650,440	5,200,000	$—
$(18,690,461)	$(6,780,276)	$10,789,642	1,344,724	$—
$(4,748,933)	$(586,103)	$2,362,584	295,323	$—
$(717,991)	$—	$299,609	530,000	$—
$(9,388,071)	$—	$3,917,529	6,930,000	$—
$210,000	$—	$4,620,000	2,100,000	$—
$(2,149,260)	$—	$2,732,340	13,560,000	$—
$(3,965,000)	$—	$5,795,000	1,525,000	$—
$(679,982)	$—	$433,412	200,970	$—
$(147,680)	$—	$215,840	56,800	$—
$(12,638,818)	$(911,962)	$24,545,817	3,921,057	$—
$(4,325,145)	$—	$4,111,800	1,540,000	$—
$(15,001)	$—	$264	101,700	$—
$315,302	$—	$315,302	167,251	$—
$(881,234)	$—	$389,736	853,000	$—
$(3,992,040)	$—	$4,555,020	1,706,000	$—
$(7,858,806)	$(230,603)	$27,955,024	5,910,153	$—
$(25,729,249)	$3,449,080	$106,035,000	1,500,000	$—

$(12,593,344)	$(1,114,934)	$11,183,400	270,000	$—
$(10,505,600)	$655,108	$8,700,000	1,500,000	$—
$16,779,210	$(42,679,839)	$—	—	$—
$(346,908,425)	$(64,999,581)	$577,199,413	84,362,885	$424,979

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2022, the Fund no longer has ownership of at least 5% voting shares.
Semi-Annual Shareholder Report
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$66,719,105	$608,215,159	$674,934,264
Purchases at Cost	$406,692,509	$1,212,894,541	$1,619,587,050
Proceeds from Sales	$(427,752,943)	$(1,214,761,838)	$(1,642,514,781)
Change in Unrealized Appreciation/ Depreciation	N/A	$(71,289)	$(71,289)
Net Realized Gain/(Loss)	N/A	$(170,210)	$(170,210)
Value as of 4/30/2022	$45,658,671	$606,106,363	$651,765,034
Shares Held as of 4/30/2022	45,658,671	606,288,249	651,946,920
Dividend Income	$9,769	$342,666	$352,435
Gain Distributions Received	$—	$40,129	$40,129

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2022, these restricted securities amounted to $218,562,103, which represented 3.9% of total net assets.

4
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
10

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,148,473,093*	$—	$4,391,469	$4,152,864,562
International	487,477,311	425,427,963	9,997,397	922,902,671
Preferred Stocks
Domestic	2,498,600	—	0	2,498,600
Debt Securities:
Warrants	497,686	5,881,752	—	6,379,438
Investment Companies	651,765,034	—	—	651,765,034
TOTAL SECURITIES	$5,290,711,724	$431,309,715	$14,388,866	$5,736,410,305

*	Includes $5,407,959 transferred from Level 3 to Level 1 because observable market data was obtained for a security. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.77	$6.80	$6.27	$6.03	$6.06	$5.27
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.10)	(0.09)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	(2.14)	1.57	1.32	1.09	0.69	1.37
Total From Investment Operations	(2.18)	1.47	1.23	1.04	0.63	1.31
Less Distributions:
Distributions from net realized gain	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$4.94	$7.77	$6.80	$6.27	$6.03	$6.06
Total Return[2]	(30.16)%	22.37%	21.52%	19.52%	11.64%	26.97%
Ratios to Average Net Assets:
Net expenses[3]	1.94%[4]	1.92%	1.94%	1.95%	1.95%	1.95%[5]
Net investment income (loss)	(1.30)%[4]	(1.41)%	(1.38)%	(0.81)%	(1.02)%	(1.13)%
Expense waiver/ reimbursement[6]	0.03%[4]	0.04%	0.03%	0.03%	0.03%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,330,495	$2,023,577	$1,808,715	$1,629,524	$1,491,496	$1,324,155
Portfolio turnover[7]	11%	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2017, after taking into account these expense reductions.

Semi-Annual Shareholder Report
12

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.83	$5.24	$5.00	$4.99	$5.15	$4.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.11)	(0.09)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(1.57)	1.20	1.03	0.87	0.58	1.17
Total From Investment Operations	(1.61)	1.09	0.94	0.81	0.50	1.09
Less Distributions:
Distributions from net realized gain	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$3.57	$5.83	$5.24	$5.00	$4.99	$5.15
Total Return[2]	(30.25)%	21.73%	21.10%	18.88%	11.11%	26.16%
Ratios to Average Net Assets:
Net expenses[3]	2.44%[4]	2.42%	2.44%	2.45%	2.46%	2.47%[5]
Net investment income (loss)	(1.80)%[4]	(1.92)%	(1.87)%	(1.32)%	(1.54)%	(1.65)%
Expense waiver/reimbursement[6]	0.03%[4]	0.04%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,613	$31,147	$35,306	$41,483	$50,468	$65,410
Portfolio turnover[7]	11%	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.47% for the year ended October 31, 2017, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.81	$5.22	$4.99	$4.99	$5.14	$4.57
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.11)	(0.09)	(0.06)	(0.08)	(0.08)
Net realized and unrealized gain (loss)	(1.56)	1.20	1.02	0.86	0.59	1.17
Total From Investment Operations	(1.60)	1.09	0.93	0.80	0.51	1.09
Less Distributions:
Distributions from net realized gain	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$3.56	$5.81	$5.22	$4.99	$4.99	$5.14
Total Return[2]	(30.39)%	21.80%	20.96%	18.69%	11.36%	26.22%
Ratios to Average Net Assets:
Net expenses[3]	2.44%[4]	2.42%	2.44%	2.45%	2.46%	2.47%[5]
Net investment income (loss)	(1.80)%[4]	(1.92)%	(1.87)%	(1.31)%	(1.56)%	(1.65)%
Expense waiver/reimbursement[6]	0.03%[4]	0.04%	0.03%	0.03%	0.03%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$82,825	$139,690	$141,074	$135,883	$144,284	$306,011
Portfolio turnover[7]	11%	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 2.47% for the year ended October 31, 2017, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$7.79	$6.82	$6.28	$6.04	$6.07	$5.28
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.11)	(0.09)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss)	(2.15)	1.58	1.33	1.09	0.69	1.37
Total From Investment Operations	(2.19)	1.47	1.24	1.04	0.63	1.31
Less Distributions:
Distributions from net realized gain	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)	(0.52)
Net Asset Value, End of Period	$4.95	$7.79	$6.82	$6.28	$6.04	$6.07
Total Return[2]	(30.08)%	22.30%	21.64%	19.48%	11.62%	26.92%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.95%	1.95%	1.95%	1.95%	1.95%[5]
Net investment income (loss)	(1.32)%[4]	(1.45)%	(1.40)%	(0.81)%	(1.03)%	(1.14)%
Expense waiver/ reimbursement[6]	0.26%[4]	0.25%	0.25%	0.26%	0.27%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,706,760	$5,582,064	$4,848,579	$4,313,852	$3,877,851	$3,704,278
Portfolio turnover[7]	11%	34%	38%	42%	33%	47%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.95% for the year ended October 31, 2017, after taking into account these expense reductions.

6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,				Period Ended 10/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$8.03	$6.98	$6.39	$6.11	$6.10	$4.94
Income From Investment Operations:
Net investment income (loss)[2]	(0.03)	(0.07)	(0.06)	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	(2.22)	1.62	1.35	1.10	0.70	1.19
Total From Investment Operations	(2.25)	1.55	1.29	1.08	0.67	1.16
Less Distributions:
Distributions from net realized gain	(0.65)	(0.50)	(0.70)	(0.80)	(0.66)	—
Net Asset Value, End of Period	$5.13	$8.03	$6.98	$6.39	$6.11	$6.10
Total Return[3]	(29.92)%	22.96%	22.11%	19.98%	12.29%	23.48%
Ratios to Average Net Assets:
Net expenses[4]	1.44%[5]	1.42%	1.44%	1.45%	1.46%	1.47%[5,6]
Net investment income (loss)	(0.80)%[5]	(0.92)%	(0.89)%	(0.31)%	(0.52)%	(0.67)%[5]
Expense waiver/reimbursement[7]	0.03%[5]	0.04%	0.03%	0.03%	0.03%	0.03%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$474,848	$808,904	$640,411	$452,014	$325,596	$198,762
Portfolio turnover[8]	11%	34%	38%	42%	33%	47%[9]

1	Reflects operations for the period from December 29, 2016 (commencement of operations) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratio is 1.47% for the period from December 29, 2016
(commencement of operations) to October 31, 2017, after taking into account these expense reductions.

7
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $122,901,239 of securities loaned and $651,765,034 of investment in affiliated holdings and $577,199,413 of investment in affiliated companies* (identified cost $4,104,339,667)	$5,736,410,305
Cash denominated in foreign currencies (identified cost $52,237)	52,398
Income receivable	320,496
Income receivable from affiliated holdings	256,968
Receivable for investments sold	54,676,360
Receivable for shares sold	1,054,943
Unrealized appreciation on foreign exchange contracts	11,646
Total Assets	5,792,783,116
Liabilities:
Payable for investments purchased	7,407,807
Payable for shares redeemed	3,188,345
Bank overdraft	28,070
Payable for collateral due to broker for securities lending (Note 2)	165,001,368
Payable for investment adviser fee (Note 5)	401,793
Payable for administrative fee (Note 5)	24,675
Payable for Directors’/Trustees’ fees (Note 5)	883
Payable for distribution services fee (Note 5)	1,224,084
Payable for other service fees (Notes 2 and 5)	2,897,932
Accrued expenses (Note 5)	1,066,896
Total Liabilities	181,241,853
Net assets for 1,139,166,059 shares outstanding	$5,611,541,263
Net Assets Consist of:
Paid-in capital	$4,108,053,325
Total distributable earnings (loss)	1,503,487,938
Total Net Assets	$5,611,541,263
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,330,495,191 ÷ 269,603,143 shares outstanding), no par value, unlimited shares authorized	$4.94
Offering price per share (100/94.50 of $4.94)	$5.23
Redemption proceeds per share	$4.94
Class B Shares:
Net asset value per share ($16,613,461 ÷ 4,656,320 shares outstanding), no par value, unlimited shares authorized	$3.57
Offering price per share	$3.57
Redemption proceeds per share (94.50/100 of $3.57)	$3.37
Class C Shares:
Net asset value per share ($82,825,133 ÷ 23,291,215 shares outstanding), no par value, unlimited shares authorized	$3.56
Offering price per share	$3.56
Redemption proceeds per share (99.00/100 of $3.56)	$3.52
Class R Shares:
Net asset value per share ($3,706,759,590 ÷ 749,129,899 shares outstanding), no par value, unlimited shares authorized	$4.95
Offering price per share	$4.95
Redemption proceeds per share	$4.95
Institutional Shares:
Net asset value per share ($474,847,888 ÷ 92,485,482 shares outstanding), no par value, unlimited shares authorized	$5.13
Offering price per share	$5.13
Redemption proceeds per share	$5.13

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $751,113 received from affiliated companies and holdings* and net of foreign taxes withheld of $664,804)	$22,049,070
Net income on securities loaned (includes $66,430 earned from affiliated holdings related to cash collateral balances) (Note 2)	420,334
TOTAL INCOME	22,469,404
Expenses:
Investment adviser fee (Note 5)	45,910,627
Administrative fee (Note 5)	2,763,946
Custodian fees	213,181
Transfer agent fees (Note 2)	2,724,023
Directors’/Trustees’ fees (Note 5)	21,218
Auditing fees	21,372
Legal fees	4,789
Portfolio accounting fees	106,145
Distribution services fee (Note 5)	14,133,326
Other service fees (Notes 2 and 5)	7,989,092
Share registration costs	58,319
Printing and postage	82,881
Miscellaneous (Note 5)	37,353
TOTAL EXPENSES	74,066,272
Waivers and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,113,242)
Waiver of other operating expenses (Note 5)	(5,384,712)
TOTAL WAIVERS AND REIMBURSEMENT	(6,497,954)
Net expenses	67,568,318
Net investment loss	(45,098,914)
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including foreign taxes withheld of $(708,080) and (including net realized loss of $(65,169,791) on sales of investments in affiliated companies and holdings*)	$49,532,730
Net realized loss on foreign currency transactions	(7,676)
Realized gain distribution from affiliated investment company shares	40,129
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(346,979,714) of investments in affiliated companies and holdings*)	(2,506,043,263)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	38,571
Net change in unrealized appreciation of foreign exchange contracts	11,646
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	(2,456,427,863)
Change in net assets resulting from operations	$(2,501,526,777)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(45,098,914)	$(116,990,124)
Net realized gain (loss)	49,565,183	780,854,529
Net change in unrealized appreciation/depreciation	(2,505,993,046)	972,909,411
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,501,526,777)	1,636,773,816
Distributions to Shareholders:
Class A Shares	(169,660,006)	(132,230,914)
Class B Shares	(3,408,597)	(3,299,219)
Class C Shares	(15,505,345)	(13,420,138)
Class R Shares	(466,665,097)	(353,888,255)
Institutional Shares	(64,883,150)	(46,545,249)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(720,122,195)	(549,383,775)
Share Transactions:
Proceeds from sale of shares	144,226,804	506,750,596
Net asset value of shares issued to shareholders in payment of distributions declared	673,343,198	484,330,943
Cost of shares redeemed	(569,761,281)	(967,176,209)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	247,808,721	23,905,330
Change in net assets	(2,973,840,251)	1,111,295,371
Net Assets:
Beginning of period	8,585,381,514	7,474,086,143
End of period	$5,611,541,263	$8,585,381,514
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report
23

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
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The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursement of $6,497,954 is disclosed in Note 5.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$644,551
Class B Shares	9,006
Class C Shares	42,299
Class R Shares	1,781,742
Institutional Shares	246,425
TOTAL	$2,724,023
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,083,466
Class B Shares	29,381
Class C Shares	137,565
Class R Shares	5,738,680
TOTAL	$7,989,092
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
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During the six months ended April 30, 2022, the Fund held no futures contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below
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identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$122,901,239	$165,001,368
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at April 30, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Agnico Eagle Mines Ltd.	12/26/2018	$1,931,288	$90,611,703
Apollo Investment Fund V	5/18/2001	$572,792	$84,934
Blue Owl Capital, Inc.	5/19/2021	$97,250,000	$116,019,250
Expand Networks Ltd.	9/22/2000	$2,500,000	$0
FA Private Equity Fund IV LP	3/4/2002	$100,000	$369,505
Latin Healthcare Fund	11/28/2000	$500,000	$278,111
Multiplex, Inc., Pfd., Series C	2/22/2001	$5,000,001	$0
Regulus Therapeutics, Inc.	11/24/2021	$4,464,000	$2,498,600
Sensable Technologies, Inc.	10/15/2004	$0	$0
WM Technology, Inc.	6/10/2021	$18,775,000	$8,700,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,144,854	$44,380,864	15,067,037	$109,479,435
Shares issued to shareholders in payment of distributions declared	24,589,000	159,828,670	17,650,372	124,435,121
Shares redeemed	(22,628,987)	(135,375,776)	(38,204,058)	(280,361,852)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	9,104,867	$68,833,758	(5,486,649)	$(46,447,296)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,665	$110,882	39,714	$219,298
Shares issued to shareholders in payment of distributions declared	691,871	3,258,712	598,462	3,177,833
Shares redeemed	(1,407,135)	(6,223,461)	(2,034,324)	(11,230,539)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(689,599)	$(2,853,867)	(1,396,148)	$(7,833,408)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,083,516	$4,853,394	3,357,830	$18,375,189
Shares issued to shareholders in payment of distributions declared	3,146,586	14,788,954	2,425,908	12,857,313
Shares redeemed	(4,988,300)	(21,916,589)	(8,749,851)	(47,655,601)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(758,198)	$(2,274,241)	(2,966,113)	$(16,423,099)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	5,831,251	$35,893,015	16,408,632	$118,973,341
Shares issued to shareholders in payment of distributions declared	66,633,625	434,451,065	42,729,473	302,097,374
Shares redeemed	(40,180,177)	(242,135,459)	(53,457,965)	(393,343,125)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	32,284,699	$228,208,621	5,680,140	$27,727,590
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	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,363,435	$58,988,649	34,363,850	$259,703,333
Shares issued to shareholders in payment of distributions declared	9,039,377	61,015,797	5,752,521	41,763,302
Shares redeemed	(26,595,694)	(164,109,996)	(31,124,767)	(234,585,092)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,192,882)	$(44,105,550)	8,991,604	$66,881,543
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	31,748,887	$247,808,721	4,822,834	$23,905,330
Redemption Fees
Effective January 1, 2021, the redemption fee for the Fund’s Class R Shares was eliminated. Prior to January 1, 2021, the Fund’s Class R Shares imposed a redemption fee of 0.20% on the redemption price of the Fund’s Class R Shares redeemed, if such shares were purchased after February 1, 1985. The redemption fee was applied to the Fund’s Class R Shares expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Excess fee proceeds, if any, were added to the Fund’s assets. Shares acquired through employer-sponsored retirement plans were not subject to the redemption fee. However, if shares were purchased for a retirement plan account through a broker, financial institution or other intermediary maintaining an omnibus account for the shares, the waiver may not have applied. In addition, this waiver did not apply to individual retirement accounts, such as Traditional, Roth and SEP-IRAs. For the year ended October 31, 2021, redemption fees of $112,812 were allocated to cover the cost of redemptions.
4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $4,104,339,667. The net unrealized appreciation of investments for federal tax purposes was $1,632,070,638. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,249,316,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $617,245,815.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of October 31, 2021, for federal income tax purposes, a late year ordinary loss of $101,606,757 was deferred to November 1, 2021.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. Pursuant to the settlement of certain litigation, the Adviser has agreed, for a period continuing through June 30, 2022, to waive its investment advisory fee so that such fee will not exceed 1.275%. Also, as part of the settlement agreement, effective July 1, 2012 and continuing
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through June 30, 2022, the Adviser has agreed to further waive the advisory fee by an additional 0.02%, 0.04%, 0.06% or 0.07% if the Fund’s net assets exceed eight, nine, ten or twelve billion dollars, respectively. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $966,706 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Adviser reimbursed $146,536.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2022, the Sub-Adviser earned a fee of $37,646,714.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$2,088,579	$(6,268)
Class B Shares	88,142	—
Class C Shares	412,696	—
Class R Shares	11,543,909	(5,378,444)
TOTAL	$14,133,326	$(5,384,712)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $7,917,372 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC retained $34,673 in sales charges from the sale of Class A Shares. FSC also retained $1,512, $5,229 and $6,813 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $4,082,073 of the other service fees disclosed in Note 2.
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Commitments and Contingencies
In the course of pursuing its investment objective, the Fund may invest in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At April 30, 2022, the Fund had total commitments to limited partnerships and limited liability companies of $35,957,452; of this amount, $35,262,108 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $695,344.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.95%, 2.50%, 2.50%, 1.95% and 1.50% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,865,947 and $10,254,250, respectively. Net realized loss recognized on these transactions was $(6,017,689).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$712,940,053
Sales	$1,368,567,913
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7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
At April 30, 2022, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
United States	85.8%
Netherlands	4.5%
Canada	3.3%
China	2.8%
Denmark	1.1%
Ireland	1.1%
Italy	1.0%
Switzerland	0.9%
Cayman Islands	0.7%
Israel	0.3%
Kampuchea, Democratic	0.3%
Belgium	0.3%
United Kingdom	0.1%
Germany, Federal Republic of	0.0%
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
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9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
11. SUBSEQUENT EVENT
Effective July 1, 2022, the advisory fee structure will change from a gross investment advisory fee of 1.30% to an annual investment advisory fee schedule based on the Fund’s average daily net assets as shown in the chart below:
Assets Under Management	Investment Advisory Fee
Up to $8 billion	1.275%
$8 billion - $9 billion	1.255%
$9 billion - $10 billion	1.235%
$10 billion - $12 billion	1.215%
Excess of $12 billion	1.205%
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$698.40	$8.17
Class B Shares	$1,000	$697.50	$10.27
Class C Shares	$1,000	$696.10	$10.26
Class R Shares	$1,000	$699.20	$8.22
Institutional Shares	$1,000	$700.80	$6.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.17	$9.69
Class B Shares	$1,000	$1,012.69	$12.18
Class C Shares	$1,000	$1,012.69	$12.18
Class R Shares	$1,000	$1,015.12	$9.74
Institutional Shares	$1,000	$1,017.65	$7.20

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.94%
Class B Shares	2.44%
Class C Shares	2.44%
Class R Shares	1.95%
Institutional Shares	1.44%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES KAUFMANN FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are
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the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. The Board considered the CCO’s view that, in 2020, while the Fund’s expenses were above median relative to its Expense Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
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In the case of the Fund, the Board noted that Federated Hermes does not manage any comparable fund or account clients in the style of the Fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s
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view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of
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Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
The CCO Fee Evaluation Report also noted that the Board is aware of the provisions agreed upon in the settlement of the Kaufmann Fund fee litigation under which, starting July 1, 2012 and for a period of ten years thereafter, a cap on the net investment advisory fee is imposed and under which additional breakpoints are required upon the Fund reaching $8 billion, $9 billion, $10 billion and $12 billion in size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
50

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
51

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
52

Federated Hermes Kaufmann Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172677
CUSIP 314172669
CUSIP 314172651
CUSIP 314172644
CUSIP 31421N873
26667 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | KLCAX	C | KLCCX	R | KLCKX
	Institutional | KLCIX	R6 | KLCSX

Federated Hermes Kaufmann Large Cap Fund
Fund Established 2007

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	30.2%
Health Care	19.9%
Consumer Discretionary	14.2%
Financials	10.8%
Communication Services	7.0%
Industrials	5.1%
Energy	3.5%
Materials	3.0%
Consumer Staples	2.8%
Real Estate	2.0%
Utilities	1.0%
Cash Equivalents[2]	0.3%
Other Assets and Liabilities—Net[3]	0.2%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 99.5%
	[1]	Communication Services— 7.0%
66,500		Alphabet, Inc., Class A	$ 151,765,634
472,500		T-Mobile USA, Inc.	58,183,650
		TOTAL	209,949,284
		Consumer Discretionary— 14.2%
250,000	[1]	Airbnb, Inc.	38,302,500
46,500	[1]	Amazon.com, Inc.	115,581,795
25,400	[1]	Chipotle Mexican Grill, Inc.	36,972,494
220,000	[1]	Etsy, Inc.	20,501,800
115,300		Home Depot, Inc.	34,636,120
150,000	[1]	Lululemon Athletica, Inc.	53,194,500
20	[1,2]	New Cotai LLC/Capital	0
332,300		Nike, Inc., Class B	41,437,810
52,800	[1]	Tesla, Inc.	45,976,128
585,100		TJX Cos., Inc.	35,854,928
		TOTAL	422,458,075
		Consumer Staples— 2.8%
118,200		Costco Wholesale Corp.	62,849,304
77,700		Estee Lauder Cos., Inc., Class A	20,517,462
		TOTAL	83,366,766
		Energy— 3.5%
228,300		Pioneer Natural Resources, Inc.	53,072,901
1,300,000		Schlumberger Ltd.	50,713,000
		TOTAL	103,785,901
		Financials— 10.8%
112,600		BlackRock, Inc.	70,338,968
500,000		JPMorgan Chase & Co.	59,680,000
1,378,600		KKR & Co., Inc., Class Common	70,267,242
75,000		MSCI, Inc., Class A	31,593,750
236,200		S&P Global, Inc.	88,929,300
		TOTAL	320,809,260
		Health Care— 19.9%
192,400		Abbott Laboratories	21,837,400
209,000	[1]	Argenx SE, ADR	60,049,880
260,000	[1]	Catalent, Inc.	23,545,600
40,000	[1]	Charles River Laboratories International, Inc.	9,660,400
161,800		Danaher Corp.	40,632,834
118,000	[1]	Dexcom, Inc.	48,212,440
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
517,700	[1]	Edwards Lifesciences Corp.	$ 54,762,306
162,500	[1]	Genmab A/S	57,322,369
102,000	[1]	IDEXX Laboratories, Inc.	43,908,960
51,100	[1]	Illumina, Inc.	15,158,815
37,000	[1]	Intuitive Surgical, Inc.	8,854,100
105,300	[1]	Moderna, Inc.	14,153,373
63,300		Stryker Corp.	15,271,758
717,000	[1]	Ultragenyx Pharmaceutical, Inc.	50,684,730
286,500	[1]	Veeva Systems, Inc.	52,128,675
125,000	[1]	Vertex Pharmaceuticals, Inc.	34,152,500
240,000		Zoetis, Inc.	42,540,000
		TOTAL	592,876,140
		Industrials— 5.1%
1,110,000	[1]	CoStar Group, Inc.	70,618,200
83,200	[1]	Generac Holdings, Inc.	18,252,416
460,000		Trane Technologies PLC	64,349,400
		TOTAL	153,220,016
		Information Technology— 30.2%
260,000	[1]	Advanced Micro Devices, Inc.	22,235,200
530,500		Apple, Inc.	83,633,325
829,091		Marvell Technology, Inc.	48,153,605
219,300		Mastercard, Inc.	79,689,234
600,000		Microsoft Corp.	166,512,000
100,000		NVIDIA Corp.	18,547,000
100,000	[1]	Palo Alto Networks, Inc.	56,128,000
150,000		Qualcomm, Inc.	20,953,500
403,810	[1]	Qualtrics International, Inc.	7,486,638
547,000	[1]	Salesforce, Inc.	96,239,180
254,100	[1]	ServiceNow, Inc.	121,485,210
34,900	[1]	Shopify, Inc.	14,896,018
322,800	[1]	Splunk, Inc.	39,388,056
133,000	[1]	Unity Software, Inc.	8,832,530
380,500		Visa, Inc., Class A	81,095,965
178,500	[1]	Workday, Inc.	36,895,950
		TOTAL	902,171,411
		Materials— 3.0%
204,500		Ecolab, Inc.	34,630,030
205,000		Sherwin-Williams Co.	56,366,800
		TOTAL	90,996,830
		Real Estate— 2.0%
130,000		Crown Castle International Corp.	24,077,300
Semi-Annual Shareholder Report
3

Shares		Value
	COMMON STOCKS— continued
	Real Estate— continued
225,000	ProLogis, Inc.	$ 36,065,250
	TOTAL	60,142,550
	Utilities— 1.0%
400,000	NextEra Energy, Inc.	28,408,000
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,620,082,147)	2,968,184,233
	INVESTMENT COMPANY— 0.3%
8,538,411	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[3] (IDENTIFIED COST $8,535,850)	8,535,850
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $1,628,617,997)[4]	2,976,720,083
	OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	6,015,817
	TOTAL NET ASSETS—100%	$2,982,735,900
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4

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
5

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost	Proceeds from Sales
Health Care:
Ultragenyx Pharmaceutical, Inc.	$60,842,000	$—	$(656,329)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$60,842,000	$—	$(656,329)
Semi-Annual Shareholder Report
6

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income

$(9,339,308)	$(161,633)	$50,684,730	717,000	$—
$(9,339,308)	$(161,633)	$50,684,730	717,000	$—
Semi-Annual Shareholder Report
7

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$12,681,451	$43,282,327	$55,963,778
Purchases at Cost	$13,841,154	$522,775,054	$536,616,208
Proceeds from Sales	$(26,522,605)	$(557,493,539)	$(584,016,144)
Change in Unrealized Appreciation/ Depreciation	N/A	$(2,610)	$(2,610)
Net Realized Gain/(Loss)	N/A	$(25,382)	$(25,382)
Value as of 4/30/2022	$—	$8,535,850	$8,535,850
Shares Held as of 4/30/2022	—	8,538,411	8,538,411
Dividend Income	$638	$27,282	$27,920

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
8

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,720,853,566	$—	$0	$2,720,853,566
International	190,008,298	57,322,369	—	247,330,667
Investment Company	8,535,850	—	—	8,535,850
TOTAL SECURITIES	$2,919,397,714	$57,322,369	$0	$2,976,720,083

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$39.89	$31.46	$27.39	$24.76	$23.38	$18.86
Income From Investment Operations:
Net investment income (loss)[1]	(0.10)	(0.21)	(0.10)	(0.07)	(0.05)	(0.06)
Net realized and unrealized gain (loss)	(8.76)	9.88	5.42	5.17	1.77	4.58
Total From Investment Operations	(8.86)	9.67	5.32	5.10	1.72	4.52
Less Distributions:
Distributions from net realized gain	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$25.91	$39.89	$31.46	$27.39	$24.76	$23.38
Total Return[2]	(24.92)%	31.46%	20.14%	22.76%	7.45%	23.97%
Ratios to Average Net Assets:
Net expenses[3]	1.08%[4]	1.08%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	(0.61)%[4]	(0.57)%	(0.36)%	(0.29)%	(0.20)%	(0.19)%
Expense waiver/reimbursement[5]	0.09%[4]	0.08%	0.09%	0.10%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$680,866	$953,814	$741,584	$616,124	$539,812	$609,630
Portfolio turnover[6]	8%	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.18	$28.08	$24.76	$22.77	$21.69	$17.64
Income From Investment Operations:
Net investment income (loss)[1]	(0.19)	(0.42)	(0.29)	(0.24)	(0.22)	(0.32)
Net realized and unrealized gain (loss)	(7.58)	8.76	4.86	4.70	1.64	4.37
Total From Investment Operations	(7.77)	8.34	4.57	4.46	1.42	4.05
Less Distributions:
Distributions from net realized gain	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$22.29	$35.18	$28.08	$24.76	$22.77	$21.69
Total Return[2]	(25.19)%	30.47%	19.21%	21.85%	6.64%	22.96%
Ratios to Average Net Assets:
Net expenses[3]	1.86%[4]	1.85%	1.85%	1.85%	1.85%	1.86%
Net investment income (loss)	(1.38)%[4]	(1.33)%	(1.11)%	(1.05)%	(0.97)%	(0.96)%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$220,660	$355,877	$372,382	$399,208	$387,474	$445,081
Portfolio turnover[6]	8%	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$37.27	$29.58	$25.92	$23.64	$22.42	$18.16
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.32)	(0.20)	(0.16)	(0.14)	(0.18)
Net realized and unrealized gain (loss)	(8.10)	9.25	5.11	4.91	1.70	4.44
Total From Investment Operations	(8.25)	8.93	4.91	4.75	1.56	4.26
Less Distributions:
Distributions from net realized gain	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$23.90	$37.27	$29.58	$25.92	$23.64	$22.42
Total Return[2]	(25.05)%	30.94%	19.69%	22.32%	7.05%	23.46%
Ratios to Average Net Assets:
Net expenses[3]	1.47%[4]	1.47%	1.46%	1.46%	1.47%	1.47%
Net investment income (loss)	(1.00)%[4]	(0.95)%	(0.72)%	(0.65)%	(0.59)%	(0.58)%
Expense waiver/reimbursement[5]	0.16%[4]	0.13%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,323	$82,883	$76,374	$74,919	$70,350	$79,138
Portfolio turnover[6]	8%	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$41.40	$32.53	$28.21	$25.37	$23.89	$19.22
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.12)	(0.03)	(0.01)	0.01	(0.01)
Net realized and unrealized gain (loss)	(9.14)	10.23	5.60	5.32	1.81	4.68
Total From Investment Operations	(9.20)	10.11	5.57	5.31	1.82	4.67
Less Distributions:
Distributions from net realized gain	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$27.08	$41.40	$32.53	$28.21	$25.37	$23.89
Total Return[2]	(24.82)%	31.79%	20.46%	23.07%	7.72%	24.30%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.83%	0.84%
Net investment income (loss)	(0.36)%[4]	(0.32)%	(0.10)%	(0.03)%	0.05%	0.05%
Expense waiver/ reimbursement[5]	0.10%[4]	0.09%	0.09%	0.10%	0.09%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,830,410	$3,090,630	$2,635,157	$2,264,174	$1,998,725	$2,024,361
Portfolio turnover[6]	8%	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$41.62	$32.68	$28.32	$25.44	$23.94	$19.26
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.10)	(0.02)	0.01	0.03	0.02
Net realized and unrealized gain (loss)	(9.19)	10.28	5.63	5.34	1.81	4.66
Total From Investment Operations	(9.24)	10.18	5.61	5.35	1.84	4.68
Less Distributions:
Distributions from net realized gain	(5.12)	(1.24)	(1.25)	(2.47)	(0.34)	—
Net Asset Value, End of Period	$27.26	$41.62	$32.68	$28.32	$25.44	$23.94
Total Return[2]	(24.78)%	31.86%	20.52%	23.17%	7.79%	24.30%
Ratios to Average Net Assets:
Net expenses[3]	0.77%[4]	0.77%	0.77%	0.77%	0.77%	0.78%
Net investment income (loss)	(0.30)%[4]	(0.26)%	(0.06)%	0.04%	0.11%	0.11%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.09%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,477	$274,128	$228,285	$129,987	$154,136	$102,285
Portfolio turnover[6]	8%	28%	24%	19%	35%	44%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $8,535,850 of investment in an affiliated holding and $50,684,730 of investment in an affiliated company* (identified cost $1,628,617,997)	$2,976,720,083
Cash denominated in foreign currencies (identified cost $2,294)	2,142
Income receivable	1,024,774
Income receivable from an affiliated holding	7,698
Receivable for investments sold	8,883,230
Receivable for shares sold	1,670,901
Total Assets	2,988,308,828
Liabilities:
Payable for shares redeemed	4,257,657
Payable to bank	40,596
Payable for investment adviser fee (Note 5)	111,949
Payable for administrative fee (Note 5)	13,320
Payable for transfer agent fees	456,141
Payable for Directors’/Trustees’ fees (Note 5)	504
Payable for distribution services fee (Note 5)	174,012
Payable for other service fees (Notes 2 and 5)	363,354
Accrued expenses (Note 5)	155,395
Total Liabilities	5,572,928
Net assets for 113,258,598 shares outstanding	$2,982,735,900
Net Assets Consist of:
Paid-in capital	$1,394,296,613
Total distributable earnings (loss)	1,588,439,287
Total Net Assets	$2,982,735,900
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($680,866,465 ÷ 26,273,549 shares outstanding), no par value, unlimited shares authorized	$25.91
Offering price per share (100/94.50 of $25.91)	$27.42
Redemption proceeds per share	$25.91
Class C Shares:
Net asset value per share ($220,659,670 ÷ 9,901,078 shares outstanding), no par value, unlimited shares authorized	$22.29
Offering price per share	$22.29
Redemption proceeds per share (99.00/100 of $22.29)	$22.07
Class R Shares:
Net asset value per share ($58,323,004 ÷ 2,440,033 shares outstanding), no par value, unlimited shares authorized	$23.90
Offering price per share	$23.90
Redemption proceeds per share	$23.90
Institutional Shares:
Net asset value per share ($1,830,409,542 ÷ 67,583,129 shares outstanding), no par value, unlimited shares authorized	$27.08
Offering price per share	$27.08
Redemption proceeds per share	$27.08
Class R6 Shares:
Net asset value per share ($192,477,219 ÷ 7,060,809 shares outstanding), no par value, unlimited shares authorized	$27.26
Offering price per share	$27.26
Redemption proceeds per share	$27.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $27,198 received from an affiliated holding*)	$9,348,314
Net income on securities loaned (includes $722 earned from affiliated holdings related to cash collateral balances) (Note 2)	4,521
TOTAL INCOME	9,352,835
Expenses:
Investment adviser fee (Note 5)	14,728,840
Administrative fee (Note 5)	1,536,645
Custodian fees	85,996
Transfer agent fees (Note 2)	1,705,298
Directors’/Trustees’ fees (Note 5)	11,976
Auditing fees	20,778
Legal fees	2,111
Portfolio accounting fees	105,816
Distribution services fee (Note 5)	1,253,507
Other service fees (Notes 2 and 5)	1,389,666
Share registration costs	53,564
Printing and postage	63,430
Miscellaneous (Note 5)	24,840
TOTAL EXPENSES	20,982,467
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,630,374)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(297,088)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,927,462)
Net expenses	19,055,005
Net investment loss	(9,702,170)
Semi-Annual Shareholder Report
17

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(187,015) on sales of investments in an affiliated company and holding*)	$276,303,041
Net realized loss on foreign currency transactions	(433,824)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(9,341,918) of investments in an affiliated company and holding*)	(1,354,579,802)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(11,166)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,078,721,751)
Change in net assets resulting from operations	$(1,088,423,921)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(9,702,170)	$(20,944,121)
Net realized gain (loss)	275,869,217	595,036,459
Net change in unrealized appreciation/depreciation	(1,354,590,968)	650,376,963
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,088,423,921)	1,224,469,301
Distributions to Shareholders:
Class A Shares	(121,749,422)	(29,185,169)
Class C Shares	(50,272,285)	(16,216,602)
Class R Shares	(11,230,248)	(3,184,899)
Institutional Shares	(377,610,464)	(100,008,954)
Class R6 Shares	(33,771,223)	(8,646,781)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(594,633,642)	(157,242,405)
Share Transactions:
Proceeds from sale of shares	296,158,031	681,892,322
Net asset value of shares issued to shareholders in payment of distributions declared	542,130,665	143,517,460
Cost of shares redeemed	(929,826,762)	(1,189,087,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,538,066)	(363,677,255)
Change in net assets	(1,774,595,629)	703,549,641
Net Assets:
Beginning of period	4,757,331,529	4,053,781,888
End of period	$2,982,735,900	$4,757,331,529
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Large Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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20

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
21

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
22

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,927,462 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$321,428	$(28,730)
Class C Shares	139,776	(89)
Class R Shares	102,027	(9,748)
Institutional Shares	1,128,739	(240,842)
Class R6 Shares	13,328	—
TOTAL	$1,705,298	$(279,409)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,030,761
Class C Shares	358,905
TOTAL	$1,389,666
Semi-Annual Shareholder Report
23

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2022, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report
24

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of April 30, 2022, the Fund had no outstanding securities on loan.
Semi-Annual Shareholder Report
25

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,019,587	$64,043,807	4,139,085	$147,506,630
Shares issued to shareholders in payment of distributions declared	3,353,287	109,987,824	779,671	26,274,916
Shares redeemed	(3,011,143)	(93,039,880)	(4,580,459)	(162,972,930)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,361,731	$80,991,751	338,297	$10,808,616
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	309,258	$8,567,607	822,226	$25,689,252
Shares issued to shareholders in payment of distributions declared	1,719,236	48,654,389	520,267	15,571,580
Shares redeemed	(2,244,427)	(61,210,753)	(4,487,301)	(141,991,027)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(215,933)	$(3,988,757)	(3,144,808)	$(100,730,195)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	129,127	$3,721,492	335,775	$11,198,699
Shares issued to shareholders in payment of distributions declared	366,917	11,117,577	99,277	3,137,168
Shares redeemed	(279,646)	(8,137,896)	(793,557)	(26,490,789)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	216,398	$6,701,173	(358,505)	$(12,154,922)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,422,173	$177,448,314	11,727,425	$431,702,197
Shares issued to shareholders in payment of distributions declared	10,104,489	346,078,740	2,629,176	91,758,251
Shares redeemed	(22,597,814)	(717,062,848)	(20,712,813)	(771,083,051)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,071,152)	$(193,535,794)	(6,356,212)	$(247,622,603)
Semi-Annual Shareholder Report
26

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,360,395	$42,376,811	1,729,121	$65,795,544
Shares issued to shareholders in payment of distributions declared	762,976	26,292,135	193,201	6,775,545
Shares redeemed	(1,648,632)	(50,375,385)	(2,321,935)	(86,549,240)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	474,739	$18,293,561	(399,613)	$(13,978,151)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,234,217)	$(91,538,066)	(9,920,841)	$(363,677,255)
4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $1,628,617,997. The net unrealized appreciation of investments for federal tax purposes was $1,348,102,086. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,443,648,890 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,546,804.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $1,616,276 of its fee and voluntarily reimbursed $279,409 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Adviser reimbursed $14,098.
Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2022, the Sub-Adviser earned a fee of $12,077,649.
Semi-Annual Shareholder Report
27

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$1,076,715	$—
Class R Shares	176,792	(17,679)
TOTAL	$1,253,507	$(17,679)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $33,552 of fees paid by the Fund. For the six months ended April 30, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC retained $20,534 in sales charges from the sale of Class A Shares. FSC also retained $1,587 of CDSC relating to redemptions of Class A Shares and $8,473 relating to redemptions of Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $22,550 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.86%, 1.47%, 0.83% and 0.77% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $7,898,880. Net realized loss recognized on these transactions was $3,000,901.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$285,561,645
Sales	$962,180,144
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could
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continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$750.80	$4.69
Class C Shares	$1,000	$748.10	$8.06
Class R Shares	$1,000	$749.50	$6.38
Institutional Shares	$1,000	$751.80	$3.61
Class R6 Shares	$1,000	$752.20	$3.35
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.44	$5.41
Class C Shares	$1,000	$1,015.57	$9.30
Class R Shares	$1,000	$1,017.50	$7.35
Institutional Shares	$1,000	$1,020.68	$4.16
Class R6 Shares	$1,000	$1,020.98	$3.86

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.08%
Class C Shares	1.86%
Class R Shares	1.47%
Institutional Shares	0.83%
Class R6 Shares	0.77%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES KAUFMANN LARGE CAP FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the periods ended December 31, 2020, the Fund’s performance for the three-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and five-year periods. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
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shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the
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independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report
43

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Large Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
44

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
47

Federated Hermes Kaufmann Large Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172446
CUSIP 314172438
CUSIP 314172420
CUSIP 314172412
CUSIP 314172131
38631 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | FKASX	B | FKBSX	C | FKCSX
	R | FKKSX	Institutional | FKAIX	R6 | FKALX

Federated Hermes Kaufmann Small Cap Fund
Fund Established 2002

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	29.3%
Information Technology	17.8%
Consumer Discretionary	16.9%
Industrials	8.1%
Real Estate	7.4%
Financials	7.3%
Materials	4.0%
Energy	3.2%
Consumer Staples	1.7%
Communication Services	1.1%
Securities Lending Collateral[2]	5.9%
Cash Equivalents[3]	3.1%
Other Assets and Liabilities—Net[4]	(5.8)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 96.5%
		Communication Services— 1.1%
198,310	[1]	Boat Rocker Media, Inc.	$ 588,145
25,000	[1,2]	Genius Sports Ltd.	95,500
2,500,000	[2]	Infrastrutture Wireless Italiane SpA	26,635,600
45,974	[1]	Motorsport Gaming U.S. LLC	42,756
1,000,000	[1,2]	Outbrain, Inc.	9,000,000
1,500,000	[1]	Reservoir Media Management, Inc.	13,965,000
980,100	[1,2]	Tremor International Ltd., ADR	11,418,165
		TOTAL	61,745,166
		Consumer Discretionary— 16.7%
628,162	[1,2]	1stdibs.com, Inc.	4,748,905
1,560,000	[1,2]	Academy Sports and Outdoors, Inc.	58,281,600
150,000	[1]	Bright Horizons Family Solutions, Inc.	17,136,000
530,000	[2]	Choice Hotels International, Inc.	74,443,800
4,000,000	[1]	CTOS LLC	26,280,000
1,197,435	[1,2]	Custom Truck One Source, Inc.	7,867,148
415,000	[1,2]	DraftKings, Inc.	5,677,200
800,000	[1,2]	Dutch Bros, Inc.	38,216,000
275,000	[1,2]	Etsy, Inc.	25,627,250
925,000	[1,2]	European Wax Center, Inc.	25,391,250
1,280,300	[1,2]	First Watch Restaurant Group, Inc.	16,643,900
255,000	[1,2]	Fiverr International Ltd.	13,578,750
690,000	[1]	Floor & Decor Holdings, Inc.	55,006,800
1,480,500	[1,2]	Latham Group, Inc.	17,766,000
715,000	[1,2]	Lovesac Co./The	31,345,600
1,200,000	[1,2]	Mister Car Wash, Inc.	17,280,000
271,200		Moncler SpA	14,086,150
127,734	[1,2]	MYT Netherlands Parent B.V., ADR	1,525,144
36,000,000		NagaCorp Ltd.	32,169,939
900,000	[1,2]	National Vision Holdings, Inc.	33,885,000
789,800	[1]	Neogames SA	10,322,686
1,340,000	[1]	Planet Fitness, Inc.	107,240,200
775,000	[1]	Revolve Group, Inc.	32,751,500
1,175,000	[1]	Six Flags Entertainment Corp.	44,967,250
650,817	[1,2]	Solo Brands, Inc.	3,885,377
1,400,000	[1,2]	Sportradar Group AG	17,556,000
950,000	[1,2]	Torrid Holdings, Inc.	5,567,000
375,000	[1,2]	Udemy, Inc.	4,091,250
171,000		Vail Resorts, Inc.	43,461,360
700,000	[2]	Wingstop, Inc.	64,232,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
1,420,000	[1,2]	Xponential Fitness, Inc.	$ 29,422,400
1,100,000	[1,2]	YETI Holdings, Inc.	53,757,000
		TOTAL	934,210,459
		Consumer Staples— 1.7%
430,900	[1,2]	Freshpet, Inc.	40,224,515
720,000	[1,2]	Grocery Outlet Holding Corp.	24,242,400
1,150,000	[1,2]	The Duckhorn Portfolio, Inc.	22,333,000
770,000	[1]	Vital Farms, Inc.	8,855,000
		TOTAL	95,654,915
		Energy— 3.2%
950,000		Cactus, Inc.	47,433,500
1,188,300		Matador Resources Co.	58,012,806
1,970,500	[2]	New Fortress Energy, Inc.	76,415,990
		TOTAL	181,862,296
		Financials— 7.3%
900,000		AFC Gamma, Inc.	14,409,000
935,000		Ares Management Corp.	61,915,700
1,270,500		Artisan Partners Asset Management, Inc.	40,833,870
1,000,000	[1]	BCLS Acquisition Corp.	9,895,000
1,889,026	[1]	CrossFirst Bankshares, Inc.	24,198,423
4,530,000		FinecoBank Banca Fineco SpA	62,407,241
1,000,000		Hamilton Lane, Inc.	68,580,000
900,000		Moelis & Co.	39,834,000
1,000,000	[1,2]	Omega Alpha SPAC	9,860,000
3,181,933	[1,2]	P10, Inc.	38,501,389
1,518,500		StepStone Group, Inc.	38,903,970
		TOTAL	409,338,593
		Health Care— 29.2%
1,821,066	[1,2]	Akouos, Inc.	5,098,985
895,200	[1]	Albireo Pharma, Inc.	28,485,264
2,148,500	[1]	Alector, Inc.	20,625,600
1,057,655	[1,2]	Aligos Therapeutics, Inc.	1,248,033
2,000,000	[1]	Amphastar Pharmaceuticals, Inc.	70,940,000
658,615	[1]	AnaptysBio, Inc.	15,411,591
1,000,000	[1,2]	Annexon, Inc.	2,550,000
1,927,200	[1,2]	Arcturus Therapeutics Holdings, Inc.	37,349,136
567,000	[1]	Argenx SE	163,015,642
205,900	[1]	Argenx SE, ADR	59,159,188
2,900,000	[1,2]	aTyr Pharma, Inc.	12,064,000
1,320,000	[1]	Avidity Biosciences LLC	18,876,000
209,152	[1]	Avrobio, Inc.	193,026
675,952	[1,2]	Black Diamond Therapeutics, Inc.	1,642,563
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
10,150,000	[1]	CASI Pharmaceuticals, Inc.	$ 4,364,500
325,000	[1]	Catalent, Inc.	29,432,000
293,000	[1,2]	Century Therapeutics, Inc.	3,521,860
338,980	[1]	Century Therapeutics, Inc.	4,074,540
1,957,807	[3]	CeQur SA	10,280,102
2,390,382	[1,2]	Cerevel Therapeutics Holdings	69,990,385
400,000	[1]	Cerevel Therapeutics, Inc.	11,712,000
150,000	[1]	Charles River Laboratories International, Inc.	36,226,500
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
6,412,388	[1,2]	ContraFect Corp.	24,238,827
300,000	[1]	Corcept Therapeutics, Inc.	6,453,000
342,500	[1,2]	CRISPR Therapeutics AG	16,994,850
569,070	[1,2]	Cryoport, Inc.	12,838,219
750,000	[1]	Denali Therapeutics, Inc.	17,850,000
89,555	[1]	Dexcom, Inc.	36,590,382
7,942,500	[1,2]	Dynavax Technologies Corp.	70,132,275
364,112	[1,2]	Evotec SE, ADR	4,380,267
750,000	[1]	FIGS, Inc.	11,745,000
1,000,000	[1,2]	Frequency Therapeutics, Inc.	1,300,000
2,510,000	[1]	Fusion Pharmaceuticals, Inc.	12,926,500
266,820	[1]	Galapagos N.V.	15,593,325
2,500,000	[1,2]	Gossamer Bio, Inc.	17,275,000
600,338	[1,2]	Gracell Biotechnologies, Inc., ADR	1,350,761
320,970	[1]	Graphite Bio, Inc.	1,290,299
406,308	[1]	Graphite Bio, Inc.	1,633,358
61,700	[1]	Guardant Health, Inc.	3,806,890
443,157	[1,2]	Hutchison China MediTech Ltd., ADR	6,687,239
1,257,500	[1,2]	IDEAYA Biosciences, Inc.	12,059,425
1,406,000	[1,2]	Immatics N.V.	10,924,620
290,000	[1,4]	Immatics N.V. - Restricted	2,253,300
307,000	[1]	Inspire Medical Systems, Inc.	63,168,320
90,000	[1]	Insulet Corp.	21,509,100
480,000	[1]	Intellia Therapeutics, Inc.	23,534,400
307,800	[1,2]	Kinnate Biopharma, Inc.	2,299,266
188,702	[1,3]	Laronde, Inc.	4,206,620
1,050,000	[1,2]	Legend Biotech Corp., ADR	42,157,500
240,000	[1,2]	Madrigal Pharmaceuticals, Inc.	16,800,000
2,037,600	[1,2]	Merus N.V.	41,567,040
4,272,400	[1]	Minerva Neurosciences, Inc.	2,177,642
205,700	[1]	Mirati Therapeutics, Inc.	12,710,203
1,053,941	[1,2]	Molecular Partners AG	8,456,491
114,574	[1]	Molecular Partners AG, ADR	916,592
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Health Care— continued
425,000	[1]	Morphic Holding, Inc.	$ 12,881,750
620,625	[1]	NanoString Technologies, Inc.	11,655,338
734,452	[1]	Natera, Inc.	25,793,954
660,900	[1]	Orchard Therapeutics PLC	373,607
1,775,000	[1]	Otonomy, Inc.	3,905,000
100,000	[1,2]	Penumbra, Inc.	17,256,000
250,000	[1,2]	PMV Pharmaceuticals, Inc.	3,622,500
5,761	[1,2]	Protalix Biotherapeutics, Inc.	6,683
1,378,500		Regulus Therapeutics, Inc.	2,777,678
15,135,000	[1]	Regulus Therapeutics, Inc.	3,049,703
310,000	[1]	Repligen Corp.	48,744,400
1,625,000	[1]	Rezolute, Inc.	6,175,000
1,350,000	[1,2]	Rhythm Pharmaceuticals, Inc.	8,451,000
336,300	[1]	Sarepta Therapeutics, Inc.	24,321,216
3,593,000	[1,2]	Scynexis, Inc.	9,593,310
576,500	[1]	Surgery Partners, Inc.	29,493,740
400,000	[1]	Tandem Diabetes Care, Inc.	38,592,000
1,015,600	[1]	Turning Point Therapeutics, Inc.	29,899,264
1,535,500	[1]	Ultragenyx Pharmaceutical, Inc.	108,544,495
822,570	[3]	United Therapeutics Corp.	0
187,800	[1]	Veeva Systems, Inc.	34,170,210
900,000	[1]	Vericel Corp	25,650,000
197,537	[1,2]	Verve Therapeutics, Inc.	2,947,252
10,100,000	[1]	Zai Lab Ltd.	40,122,132
450,000	[1]	Zentalis Pharmaceuticals, LLC	11,934,000
		TOTAL	1,634,047,858
		Industrials— 8.1%
575,300		Advanced Drainage System, Inc.	58,945,238
1,885,000		Aris Water Solutions, Inc.	31,931,900
531,500		Comfort Systems USA, Inc.	44,869,230
417,000	[1]	CoStar Group, Inc.	26,529,540
175,200	[1,2]	Generac Holdings, Inc.	38,435,376
1,025,000	[1]	GMS, Inc.	49,148,750
762,500	[1]	GXO Logistics, Inc.	45,132,375
155,100		Herc Holdings, Inc.	19,824,882
728,500	[1,2]	Montrose Environmental Group, Inc.	33,052,045
455,000	[1,2]	Plug Power, Inc.	9,564,100
558,500	[1]	Trex Co., Inc.	32,499,115
1,380,000	[1]	Upwork, Inc.	28,938,600
605,100	[1]	XPO Logistics, Inc.	32,548,329
		TOTAL	451,419,480
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— 17.8%
1,450,000	[1]	Allegro MicroSystems, Inc.	$ 35,249,500
600,000	[1]	Alteryx, Inc.	38,520,000
1,200,000	[1]	Anaplan, Inc.	77,988,000
200,000	[1]	Avalara, Inc.	15,214,000
2,500,000	[1,2]	AvidXchange Holdings, Inc.	20,475,000
397,500	[1]	Blackline, Inc.	26,652,375
530,000	[1]	Braze, Inc.	21,300,700
1,550,000	[1]	Camtek Ltd.	46,035,000
300,000	[1]	CloudFlare, Inc.	25,842,000
400,000	[1,2]	CS Disco, Inc.	12,284,000
500,000	[1,2]	Docebo, Inc.	21,440,000
75,000	[1]	DocuSign, Inc.	6,075,000
1,400,000	[1]	Domo, Inc.	57,988,000
390,000	[1]	Endava PLC, ADR	39,234,000
690,500	[1]	Envestnet, Inc.	54,991,420
150,000	[1]	Everbridge, Inc.	6,465,000
1,000,000	[1,2]	LivePerson, Inc.	22,620,000
841,938	[1]	Nordic Semiconductor ASA	16,817,735
425,600	[1,2]	Novoste Corp.	54,774,720
790,000	[1,4]	Nuvei Corp.	44,168,900
645,000	[1]	Q2 Holdings, Inc.	33,365,850
1,030,000	[1,2]	Rapid7, Inc.	98,385,600
406,341,785	[1,2]	Seeing Machines Ltd.	39,107,957
34,300	[1]	Shopify, Inc.	14,639,926
1,150,000	[1]	ShotSpotter, Inc.	31,567,500
100,000	[1]	Sitime Corp.	16,857,000
1,255,500	[1]	Smartsheet, Inc.	60,678,315
1,195,000	[1]	Sumo Logic, Inc.	11,209,100
100,000	[1]	Tyler Technologies, Inc.	39,471,000
1,635,000	[1]	WM Technology, Inc.	9,483,000
		TOTAL	998,900,598
		Materials— 4.0%
480,500		Allegheny Technologies, Inc.	13,059,990
550,000		Eagle Materials, Inc.	67,826,000
2,630,000	[1,2]	Livent Corp.	56,176,800
1,350,000	[1]	SilverCrest Metals, Inc.	10,179,000
616,200		Westlake Corp.	77,980,110
		TOTAL	225,221,900
		Real Estate— 7.4%
1,000,000		Americold Realty Trust	26,380,000
1,800,000		Easterly Government Properties, Inc.	34,290,000
600,000		Gaming and Leisure Properties, Inc.	26,628,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
645,000		Lamar Advertising Co.	$ 71,214,450
300,000		National Storage Affiliates Trust	16,980,000
100,000		Physicians Realty Trust	1,714,000
933,800	[1]	Ryman Hospitality Properties	87,291,624
1,827,800		STAG Industrial, Inc.	68,213,496
2,800,300		VICI Properties, Inc.	83,476,943
		TOTAL	416,188,513
		TOTAL COMMON STOCKS (IDENTIFIED COST $4,438,372,740)	5,408,589,778
		CORPORATE BOND— 0.2%
		Consumer Discretionary— 0.2%
$ 10,000,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024 (IDENTIFIED COST $9,380,103)	9,150,000
	[1]	WARRANTS— 0.1%
		Communication Services— 0.0%
333,333		Starry Group Holdings, Inc., Warrants 9/26/2025	423,899
		Health Care— 0.1%
129,500		Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	38,643
176,600		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	13,704
2,247,188		ContraFect Corp., Warrants 5/27/2023	1,253,931
467,500		ContraFect Corp., Warrants 7/25/2022	0
200,000		Immatics N.V., Warrants 12/31/2025	331,000
64,800		Rezolute, Inc., Warrants 1/1/2099	246,240
193,334		Rezolute, Inc., Warrants 10/8/2027	416,944
1,441,000		Scynexis, Inc., Warrants 1/1/2099	3,847,470
15,480		Scynexis, Inc., Warrants 3/8/2023	40
165,355		Scynexis, Inc., Warrants 4/26/2029	311,727
720,500		Scynexis, Inc., Warrants 5/21/2024	329,197
100,000		Talkspace, Inc., Warrants 6/21/2025	17,620
		TOTAL	6,806,516
		TOTAL WARRANTS (IDENTIFIED COST $11,076,015)	7,230,415
		INVESTMENT COMPANIES— 9.0%
65,654,126		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[5]	65,654,126
436,172,328		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[5]	436,119,674
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $501,965,578)	501,773,800
		TOTAL INVESTMENT IN SECURITIES—105.8% (IDENTIFIED COST $4,960,794,436)[6]	5,926,743,993
		OTHER ASSETS AND LIABILITIES - NET—(5.8)%[7]	(323,207,169)
		TOTAL NET ASSETS—100%	$5,603,536,824
Semi-Annual Shareholder Report

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*
Communication Services:
Reservoir Media Management, Inc.	$12,870,000	$—	$—
Consumer Discretionary:
CTOS LLC**	$36,200,000	$—	$—
Xponential Fitness, Inc.	$24,758,500	$1,400,001	$(2,810,277)
Financials:
BCLS Acquisition Corp.	$9,910,000	$—	$—
Omega Alpha SPAC	$9,770,000	$—	$—
P10, Inc.	$34,706,287	$5,056,688	$—
StepStone Group, Inc.	$84,094,200	$—	$(9,338,287)
Health Care:
Akouos, Inc.	$11,966,927	$2,156,189	$—
Albireo Pharma, Inc.	$29,220,000	$—	$(3,235,155)
Alector, Inc.	$51,415,100	$—	$(3,075,077)
Amphastar Pharmaceuticals, Inc.	$37,360,000	$—	$—
AnaptysBio, Inc.**	$30,156,633	$—	$(6,473,466)
Annexon, Inc.	$16,310,000	$—	$—
Arcturus Therapeutics Holdings, Inc.	$60,075,135	$22,178,682	$—
aTyr Pharma, Inc.	$24,911,000	$—	$—
Avidity Biosciences LLC	$29,700,000	$—	$—
Avrobio, Inc.**	$7,800,920	$—	$(1,394,691)
CASI Pharmaceuticals, Inc.	$10,962,000	$—	$—
ContraFect Corp.	$24,174,703	$—	$—
ContraFect Corp., Warrants 5/27/2023	$1,524,492	$—	$—
ContraFect Corp., Warrants 7/25/2022	$93	$—	$—
Corcept Therapeutics, Inc.	$—	$6,817,115	$—
Dynavax Technologies Corp.	$152,359,118	$7,606,922	$(3,129,182)
Frequency Therapeutics, Inc.	$6,280,000	$—	$—
Fusion Pharmaceuticals, Inc.	$10,585,100	$7,644,884	$—
IDEAYA Biosciences, Inc.	$26,960,800	$—	$—
Merus N.V.	$53,715,750	$3,494,100	$—
Minerva Neurosciences, Inc.	$5,981,360	$—	$—
Molecular Partners AG	$16,406,189	$8,515,462	$(2,235,728)
Orchard Therapeutics PLC	$1,268,928	$—	$—
Otonomy, Inc.	$3,727,500	$—	$—
Regulus Therapeutics, Inc.	$—	$4,962,600	$—
Regulus Therapeutics, Inc.	$—	$5,448,600	$—
Rezolute, Inc.	$10,400,000	$—	$—
Rezolute, Inc., Warrants 10/8/2027	$1,071,090	$—	$—
Rezolute, Inc., Warrants 1/1/2099	$414,720	$—	$—
Rhythm Pharmaceuticals, Inc.	$15,538,500	$—	$—
Scynexis, Inc.	$7,996,130	$12,221,411	$—
Scynexis, Inc., Warrants 3/8/2023	$2,324	$—	$—
Scynexis, Inc., Warrants 5/21/2024	$1,073,545	$—	$—
Scynexis, Inc., Warrants 1/1/2099	$7,219,410	$—	$—
Scynexis, Inc., Warrants 4/26/2029	$—	$—	$—
Talkspace, Inc., Warrants 6/21/2025	$67,000	$—	$—
Ultragenyx Pharmaceutical, Inc.	$128,859,160	$—	$—
Industrials:
Aris Water Solutions, Inc.	$17,087,500	$9,285,422	$—
Information Technology:
Domo, Inc.	$123,690,000	$—	$—
Seeing Machines Ltd.	$51,861,087	$9,949,448	$(3,919,268)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income*

$1,095,000	$—	$13,965,000	1,500,000	$—

$(9,920,000)	$—	$26,280,000	4,000,000	$—
$4,670,955	$1,403,221	$29,422,400	1,420,000	$—

$(15,000)	$—	$9,895,000	1,000,000	$—
$90,000	$—	$9,860,000	1,000,000	$—
$(1,261,586)	$—	$38,501,389	3,181,933	$—
$(36,949,835)	$1,097,892	$38,903,970	1,518,500	$496,275

$(9,024,131)	$—	$5,098,985	1,821,066	$—
$3,457,264	$(956,845)	$28,485,264	895,200	$—
$(25,659,234)	$(2,055,189)	$20,625,600	2,148,500	$—
$33,580,000	$—	$70,940,000	2,000,000	$—
$(1,389,877)	$(6,881,699)	$15,411,591	658,615	$—
$(13,760,000)	$—	$2,550,000	1,000,000	$—
$(44,904,681)	$—	$37,349,136	1,927,200	$—
$(12,847,000)	$—	$12,064,000	2,900,000	$—
$(10,824,000)	$—	$18,876,000	1,320,000	$—
$8,764,662	$(14,977,865)	$193,026	209,152	$—
$(6,597,500)	$—	$4,364,500	10,150,000	$—
$64,124	$—	$24,238,827	6,412,388	$—
$(270,561)	$—	$1,253,931	2,247,188	$—
$(93)	$—	$—	467,500	$—
$(364,115)	$—	$6,453,000	300,000	$—
$(85,120,538)	$(1,584,045)	$70,132,275	7,942,500	$—
$(4,980,000)	$—	$1,300,000	1,000,000	$—
$(5,303,484)	$—	$12,926,500	2,510,000	$—
$(14,901,375)	$—	$12,059,425	1,257,500	$—
$(15,642,810)	$—	$41,567,040	2,037,600	$—
$(3,803,718)	$—	$2,177,642	4,272,400	$—
$(10,447,990)	$(3,781,442)	$8,456,491	1,053,941	$—
$(895,321)	$—	$373,607	660,900	$—
$177,500	$—	$3,905,000	1,775,000	$—
$(2,184,922)	$—	$2,777,678	1,378,500	$—
$(2,398,897)	$—	$3,049,703	15,135,000	$—
$(4,225,000)	$—	$6,175,000	1,625,000	$—
$(654,146)	$—	$416,944	193,334	$—
$(168,480)	$—	$246,240	64,800	$—
$(7,087,500)	$—	$8,451,000	1,350,000	$—
$(10,624,231)	$—	$9,593,310	3,593,000	$—
$(2,284)	$—	$40	15,480	$—
$(744,348)	$—	$329,197	720,500	$—
$(3,371,940)	$—	$3,847,470	1,441,000	$—
$311,727	$—	$311,727	165,355	$—
$12,939,600	$(12,988,980)	$17,620	100,000	$—
$(20,314,665)	$—	$108,544,495	1,535,500	$—

$5,558,977	$—	$31,931,900	1,885,000	$257,150

$(65,702,000)	$—	$57,988,000	1,400,000	$—
$(17,808,312)	$(974,998)	$39,107,957	406,341,785	$—
Semi-Annual Shareholder Report

Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*
Information Technology:—continued
ShotSpotter, Inc.	$43,579,200	$837,762	$—
WM Technology, Inc.**	$25,336,800	$—	$(5,104,893)
Affiliated issuers no longer in the portfolio at period end	$129,138,825	$—	$(76,607,866)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,388,506,026	$107,575,286	$(117,323,890)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income*

$(12,849,462)	$—	$31,567,500	1,150,000	$—
$(11,503,800)	$754,893	$9,483,000	1,635,000	$—
$31,717,934	$(84,248,894)	$—	—	$—
$(372,095,093)	$(125,193,951)	$881,468,380	510,316,337	$753,425

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At April 30, 2022, the Fund no longer has ownership of at least 5% voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$118,231,170	$674,899,307	$793,130,477
Purchases at Cost	$493,377,641	$1,416,169,739	$1,909,547,380
Proceeds from Sales	$(545,954,685)	$(1,654,641,634)	$(2,200,596,319)
Change in Unrealized Appreciation/ Depreciation	N/A	$(200,742)	$(200,742)
Net Realized Gain/(Loss)	N/A	$(106,996)	$(106,996)
Value as of 4/30/2022	$65,654,126	$436,119,674	$501,773,800
Shares Held as of 4/30/2022	65,654,126	436,172,328	501,826,454
Dividend Income	$13,828	$249,834	$263,662
Gain Distributions Received	$—	$20,146	$20,146

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At April 30, 2022, these restricted securities amounted to $46,422,200, which represented 0.8% of total net assets.

5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,473,315,351*	$—	$4,206,620	$4,477,521,971
International	502,375,493	418,412,212	10,280,102	931,067,807
Debt Securities:
Corporate Bond	—	9,150,000	—	9,150,000
Warrants	1,018,759	6,211,656	—	7,230,415
Investment Companies	501,773,800	—	—	501,773,800
TOTAL SECURITIES	$5,478,483,403	$433,773,868	$14,486,722	$5,926,743,993

*
Includes $11,456,098 transferred from Level 3 to Level 1 because fair values were determined using valuation techniques utilizing unobservable market date due to observable market value being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$70.27	$49.86	$40.09	$36.01	$32.58	$23.94
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.58)	(0.29)	0.01	(0.13)	(0.27)
Net realized and unrealized gain (loss)	(22.02)	21.07	10.16	6.14	5.65	9.10
Total From Investment Operations	(22.17)	20.49	9.87	6.15	5.52	8.83
Less Distributions:
Distributions from net investment income	—	—	(0.02)	—	—	—
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(4.93)	(0.08)	(0.10)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$43.17	$70.27	$49.86	$40.09	$36.01	$32.58
Total Return[2]	(33.27)%	41.12%	24.64%	17.96%	18.10%	37.12%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.35%	1.35%	1.36%	1.35%	1.85%
Net investment income (loss)	(0.55)%[4]	(0.89)%	(0.64)%	0.03%	(0.37)%	(0.95)%
Expense waiver/reimbursement[5]	0.14%[4]	0.12%	0.15%	0.16%	0.17%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$886,759	$1,452,855	$1,068,689	$826,240	$580,003	$401,920
Portfolio turnover[6]	9%	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$58.85	$42.02	$33.99	$31.02	$28.52	$21.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.81)	(0.47)	(0.21)	(0.31)	(0.37)
Net realized and unrealized gain (loss)	(18.23)	17.72	8.58	5.25	4.90	7.98
Total From Investment Operations	(18.49)	16.91	8.11	5.04	4.59	7.61
Less Distributions:
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$35.43	$58.85	$42.02	$33.99	$31.02	$28.52
Total Return[2]	(33.49)%	40.27%	23.89%	17.23%	17.36%	36.33%
Ratios to Average Net Assets:
Net expenses[3]	1.97%[4]	1.96%	1.98%	1.98%	1.99%	2.42%
Net investment income (loss)	(1.17)%[4]	(1.49)%	(1.25)%	(0.62)%	(1.01)%	(1.52)%
Expense waiver/reimbursement[5]	0.03%[4]	0.02%	0.04%	0.04%	0.07%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,791	$14,501	$14,313	$15,488	$16,445	$17,420
Portfolio turnover[6]	9%	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$58.87	$42.03	$34.01	$31.03	$28.53	$21.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.26)	(0.83)	(0.49)	(0.19)	(0.31)	(0.37)
Net realized and unrealized gain (loss)	(18.24)	17.75	8.59	5.24	4.90	7.99
Total From Investment Operations	(18.50)	16.92	8.10	5.05	4.59	7.62
Less Distributions:
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$35.44	$58.87	$42.03	$34.01	$31.03	$28.53
Total Return[2]	(33.50)%	40.28%	23.84%	17.25%	17.36%	36.38%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.97%	1.98%	1.97%	1.97%	2.41%
Net investment income (loss)	(1.18)%[4]	(1.51)%	(1.28)%	(0.57)%	(1.00)%	(1.50)%
Expense waiver/reimbursement[5]	0.03%[4]	0.02%	0.04%	0.05%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$246,228	$410,961	$289,794	$204,247	$117,888	$151,959
Portfolio turnover[6]	9%	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$70.65	$50.12	$40.29	$36.17	$32.70	$24.02
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.57)	(0.28)	0.03	(0.12)	(0.25)
Net realized and unrealized gain (loss)	(22.15)	21.18	10.22	6.16	5.68	9.12
Total From Investment Operations	(22.30)	20.61	9.94	6.19	5.56	8.87
Less Distributions:
Distributions from net investment income	—	—	(0.03)	—	—	—
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(4.93)	(0.08)	(0.11)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$43.42	$70.65	$50.12	$40.29	$36.17	$32.70
Total Return[2]	(33.28)%	41.14%	24.71%	17.99%	18.15%	37.17%
Ratios to Average Net Assets:
Net expenses[3]	1.35%[4]	1.34%	1.31%	1.31%	1.32%	1.80%
Net investment income (loss)	(0.55)%[4]	(0.87)%	(0.61)%	0.08%	(0.33)%	(0.91)%
Expense waiver/reimbursement[5]	0.36%[4]	0.32%	0.34%	0.34%	0.37%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,922	$263,675	$188,549	$120,487	$78,387	$47,497
Portfolio turnover[6]	9%	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$72.07	$50.90	$40.86	$36.50	$32.85	$24.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.03)	(0.29)	(0.10)	0.22	0.04	(0.14)
Net realized and unrealized gain (loss)	(22.64)	21.54	10.37	6.21	5.70	9.15
Total From Investment Operations	(22.67)	21.25	10.27	6.43	5.74	9.01
Less Distributions:
Distributions from net investment income	—	—	(0.15)	—	—	—
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	(0.19)
Total Distributions	(4.93)	(0.08)	(0.23)	(2.07)	(2.09)	(0.19)
Net Asset Value, End of Period	$44.47	$72.07	$50.90	$40.86	$36.50	$32.85
Total Return[2]	(33.12)%	41.77%	25.20%	18.51%	18.65%	37.74%
Ratios to Average Net Assets:
Net expenses[3]	0.89%[4]	0.89%	0.89%	0.90%	0.89%	1.35%
Net investment income (loss)	(0.09)%[4]	(0.43)%	(0.21)%	0.56%	0.11%	(0.50)%
Expense waiver/reimbursement[5]	0.12%[4]	0.10%	0.12%	0.12%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,554,402	$6,454,097	$5,114,974	$2,339,131	$735,235	$215,907
Portfolio turnover[6]	9%	34%	20%	33%	39%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,				Period Ended 10/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$71.52	$50.51	$40.51	$36.20	$32.60	$30.50
Income From Investment Operations:
Net investment income (loss)[2]	(0.02)	(0.29)	(0.10)	0.25	0.06	(0.01)
Net realized and unrealized gain (loss)	(22.47)	21.38	10.30	6.13	5.63	2.11
Total From Investment Operations	(22.49)	21.09	10.20	6.38	5.69	2.10
Less Distributions:
Distributions from net investment income	—	—	(0.12)	—	—	—
Distributions from net realized gain	(4.93)	(0.08)	(0.08)	(2.07)	(2.09)	—
Total Distributions	(4.93)	(0.08)	(0.20)	(2.07)	(2.09)	—
Net Asset Value, End of Period	$44.10	$71.52	$50.51	$40.51	$36.20	$32.60
Total Return[3]	(33.13)%	41.78%	25.24%	18.53%	18.64%	6.89%
Ratios to Average Net Assets:
Net expenses[4]	0.88%[5]	0.88%	0.88%	0.88%	0.88%	0.88%[5]
Net investment income (loss)	(0.08)%[5]	(0.43)%	(0.21)%	0.63%	0.16%	(0.11)%[5]
Expense waiver/reimbursement[6]	0.03%[5]	0.02%	0.04%	0.04%	0.07%	0.12%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$746,434	$1,195,120	$651,978	$195,775	$29,623	$58
Portfolio turnover[7]	9%	34%	20%	33%	39%	46%[8]

1	Reflects operations for the period from September 1, 2017 (start of performance) to October 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $308,440,398 of securities loaned, $501,773,800 of investment in affiliated holdings and $881,468,380 of investment in affiliated companies* (identified cost $4,960,794,436)	$5,926,743,993
Cash denominated in foreign currencies (identified cost $161,684)	153,500
Income receivable	3,807,453
Income receivable from affiliated holdings	104,469
Receivable for investments sold	29,305,647
Receivable for shares sold	10,484,017
Total Assets	5,970,599,079
Liabilities:
Payable for investments purchased	25,308,702
Payable for shares redeemed	11,472,727
Payable to bank	1,179,228
Payable for collateral due to broker for securities lending (Note 2)	326,488,484
Payable for investment adviser fee (Note 5)	240,801
Payable for administrative fee (Note 5)	24,756
Payable for Directors’/Trustees’ fees (Note 5)	380
Payable for distribution services fee (Note 5)	365,912
Payable for other service fees (Notes 2 and 5)	463,400
Accrued expenses (Note 5)	1,517,865
Total Liabilities	367,062,255
Net assets for 128,289,032 shares outstanding	$5,603,536,824
Net Assets Consist of:
Paid-in capital	$4,435,865,934
Total distributable earnings (loss)	1,167,670,890
Total Net Assets	$5,603,536,824
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($886,759,122 ÷ 20,542,843 shares outstanding), no par value, unlimited shares authorized	$43.17
Offering price per share (100/94.50 of $43.17)	$45.68
Redemption proceeds per share	$43.17
Class B Shares:
Net asset value per share ($7,791,473 ÷ 219,896 shares outstanding), no par value, unlimited shares authorized	$35.43
Offering price per share	$35.43
Redemption proceeds per share (94.50/100 of $35.43)	$33.48
Class C Shares:
Net asset value per share ($246,227,774 ÷ 6,947,162 shares outstanding), no par value, unlimited shares authorized	$35.44
Offering price per share	$35.44
Redemption proceeds per share (99.00/100 of $35.44)	$35.09
Class R Shares:
Net asset value per share ($161,922,485 ÷ 3,729,287 shares outstanding), no par value, unlimited shares authorized	$43.42
Offering price per share	$43.42
Redemption proceeds per share	$43.42
Institutional Shares:
Net asset value per share ($3,554,401,995 ÷ 79,925,793 shares outstanding), no par value, unlimited shares authorized	$44.47
Offering price per share	$44.47
Redemption proceeds per share	$44.47
Class R6 Shares:
Net asset value per share ($746,433,975 ÷ 16,924,051 shares outstanding), no par value, unlimited shares authorized	$44.10
Offering price per share	$44.10
Redemption proceeds per share	$44.10

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $891,189 received from affiliated companies and holdings* and net of foreign taxes withheld of $408,689)	$27,159,369
Net income on securities loaned (includes $125,898 earned from affiliated holdings related to cash collateral balances*) (Note 2)	2,652,310
Interest	231,770
TOTAL INCOME	30,043,449
Expenses:
Investment adviser fee (Note 5)	29,841,628
Administrative fee (Note 5)	2,920,023
Custodian fees	254,914
Transfer agent fees (Note 2)	3,960,792
Directors’/Trustees’ fees (Note 5)	23,793
Auditing fees	21,372
Legal fees	4,095
Portfolio accounting fees	111,497
Distribution services fee (Note 5)	3,184,804
Other service fees (Notes 2 and 5)	1,834,741
Share registration costs	87,689
Printing and postage	213,462
Miscellaneous (Note 5)	34,477
TOTAL EXPENSES	42,493,287
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(978,157)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,275,169)
TOTAL WAIVERS AND REIMBURSEMENTS	(4,253,326)
Net expenses	38,239,961
Net investment loss	(8,196,512)
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(125,300,947) on sales of investments in affiliated companies and holdings*)	$236,366,025
Net realized loss on foreign currency transactions	(138,695)
Realized gain distribution from affiliated investment company shares*	20,146
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(372,295,835) of investments in affiliated companies and holdings*)	(3,286,898,845)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(15,810)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3,050,667,179)
Change in net assets resulting from operations	$(3,058,863,691)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(8,196,512)	$(54,203,055)
Net realized gain (loss)	236,247,476	710,797,313
Net change in unrealized appreciation/depreciation	(3,286,914,655)	2,432,431,612
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,058,863,691)	3,089,025,870
Distributions to Shareholders:
Class A Shares	(101,147,716)	(1,653,079)
Class B Shares	(1,197,159)	(25,352)
Class C Shares	(34,090,746)	(540,247)
Class R Shares	(18,092,847)	(292,074)
Institutional Shares	(432,690,042)	(8,076,795)
Class R6 Shares	(82,470,909)	(1,083,308)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(669,689,419)	(11,670,855)
Share Transactions:
Proceeds from sale of shares	597,810,654	3,022,203,221
Net asset value of shares issued to shareholders in payment of distributions declared	632,723,892	11,048,509
Cost of shares redeemed	(1,689,653,332)	(3,647,695,450)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(459,118,786)	(614,443,720)
Change in net assets	(4,187,671,896)	2,462,911,295
Net Assets:
Beginning of period	9,791,208,720	7,328,297,425
End of period	$5,603,536,824	$9,791,208,720
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Small Cap Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide capital appreciation.
Class B Shares may be purchased through an exchange from the same share class of another Federated Hermes fund but are closed to new accounts, new investors and new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains). Class B Shares of the Fund may be exchanged for Class B Shares of any other Federated Hermes fund.
Effective April 18, 2022, the Fund was re-opened to new investors. Since March 1, 2021, the Fund had been closed to new investors, with the exception of new investments by employer-sponsored retirement plans if the Fund was an established plan option as of March 1, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by
Semi-Annual Shareholder Report

contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses
Semi-Annual Shareholder Report

mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $4,253,326 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$572,126	$(380,159)
Class B Shares	5,479	—
Class C Shares	183,241	—
Class R Shares	325,276	(31,781)
Institutional Shares	2,813,932	(2,266,457)
Class R6 Shares	60,738	—
TOTAL	$3,960,792	$(2,678,397)
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,421,760
Class B Shares	13,400
Class C Shares	399,581
TOTAL	$1,834,741
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated
Semi-Annual Shareholder Report

movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At April 30, 2022, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below
Semi-Annual Shareholder Report

identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$308,440,398	$326,488,484
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, held at April 30, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Immatics N.V. - Restricted	6/30/2020	$2,900,000	$2,253,300
Nuvei Corp.	9/17/2020	$20,540,000	$44,168,900
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	798,516	$43,256,324	3,590,107	$230,919,045
Shares issued to shareholders in payment of distributions declared	1,674,041	95,688,203	26,595	1,569,381
Shares redeemed	(2,605,179)	(136,364,473)	(4,375,929)	(283,404,028)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(132,622)	$2,580,054	(759,227)	$(50,915,602)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	259	$12,154	2,705	$147,595
Shares issued to shareholders in payment of distributions declared	25,149	1,183,010	503	24,990
Shares redeemed	(51,940)	(2,273,751)	(97,430)	(5,268,745)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(26,532)	$(1,078,587)	(94,222)	$(5,096,160)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	208,131	$9,191,353	1,579,737	$85,366,029
Shares issued to shareholders in payment of distributions declared	703,297	33,090,127	10,600	526,955
Shares redeemed	(945,596)	(40,841,817)	(1,503,198)	(82,300,016)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(34,168)	$1,439,663	87,139	$3,592,968
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	203,568	$10,782,178	1,149,093	$74,288,799
Shares issued to shareholders in payment of distributions declared	314,493	18,083,325	4,919	291,805
Shares redeemed	(520,990)	(27,537,172)	(1,183,981)	(77,242,320)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(2,929)	$1,328,331	(29,969)	$(2,661,716)
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,997,674	$426,047,008	31,342,177	$2,036,222,866
Shares issued to shareholders in payment of distributions declared	6,963,343	409,305,296	127,148	7,663,239
Shares redeemed	(24,588,266)	(1,320,814,039)	(42,406,935)	(2,851,405,518)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(9,627,249)	$(485,461,735)	(10,937,610)	$(807,519,413)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,384	$108,521,637	9,048,037	$595,258,887
Shares issued to shareholders in payment of distributions declared	1,293,085	75,373,931	16,254	972,139
Shares redeemed	(3,100,872)	(161,822,080)	(5,262,776)	(348,074,823)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	213,597	$22,073,488	3,801,515	$248,156,203
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,609,903)	$(459,118,786)	(7,932,374)	$(614,443,720)
4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $4,960,794,436. The net unrealized appreciation of investments for federal tax purposes was $965,949,557. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,676,248,753 and net unrealized depreciation from investments for those securities having an excess of cost over value of $710,299,196.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $810,823 of its fee and voluntarily reimbursed $2,678,397 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Adviser reimbursed $167,334.
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Certain of the Fund’s assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2022, the Sub-Adviser earned a fee of $24,470,135.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$1,426,858	$(285,372)
Class B Shares	40,202	—
Class C Shares	1,198,743	—
Class R Shares	519,001	(311,400)
TOTAL	$3,184,804	$(596,772)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $1,062,954 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC retained $25,490 in sales charges from the sale of Class A Shares. FSC also retained $30,210, $2,864 and $16,721 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $76,055 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.35%, 1.35%, 0.89% and 0.88% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2022, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $14,629,421.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$660,879,881
Sales	$1,853,146,881
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$667.30	$5.58
Class B Shares	$1,000	$665.10	$8.13
Class C Shares	$1,000	$665.00	$8.22
Class R Shares	$1,000	$667.20	$5.58
Institutional Shares	$1,000	$668.80	$3.68
Class R6 Shares	$1,000	$668.70	$3.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.10	$6.76
Class B Shares	$1,000	$1,015.03	$9.84
Class C Shares	$1,000	$1,014.93	$9.94
Class R Shares	$1,000	$1,018.10	$6.76
Institutional Shares	$1,000	$1,020.38	$4.46
Class R6 Shares	$1,000	$1,020.43	$4.41

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.35%
Class B Shares	1.97%
Class C Shares	1.99%
Class R Shares	1.35%
Institutional Shares	0.89%
Class R6 Shares	0.88%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES KAUFMANN SMALL CAP FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Global Investment Management Corp. (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
Semi-Annual Shareholder Report

matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the longevity and experience of the Fund’s portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
Semi-Annual Shareholder Report

investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the CCO’s view that, in 2020, while the Fund’s expenses were above median relative to its Expense Peer Group, those fees remained reasonable in light of its extensive bottom-up investment process, the relative expense of that process, the resulting estimated profitability of the Fund over time, and the performance generated over time compared to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Semi-Annual Shareholder Report

Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the
Semi-Annual Shareholder Report

independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Kaufmann Small Cap Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Kaufmann Small Cap Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172636
CUSIP 314172628
CUSIP 314172610
CUSIP 314172537
CUSIP 31421N402
CUSIP 31421N683
28534 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | FGSAX	C | FGSCX	Institutional | FGSIX	R6 | FGSKX

Federated Hermes MDT Mid Cap Growth Fund
Fund Established 1984

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	32.5%
Health Care	15.6%
Consumer Discretionary	15.3%
Industrials	14.3%
Financials	5.5%
Communication Services	3.8%
Energy	3.5%
Consumer Staples	2.7%
Real Estate	2.7%
Materials	2.2%
Securities Lending Collateral[2]	3.4%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(3.4)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 98.1%
		Communication Services— 3.8%
377,184	[1]	Altice USA, Inc.	$ 3,500,268
6,926	[1]	AMC Networks, Inc.	225,995
478,906	[1]	Pinterest, Inc.	9,827,151
54,373	[1]	Spotify Technology SA	5,527,015
9,844	[1]	TripAdvisor, Inc.	252,696
3,455		World Wrestling Entertainment, Inc.	201,737
		TOTAL	19,534,862
		Consumer Discretionary— 15.3%
18,138	[1]	Chegg, Inc.	448,734
5,266	[1]	Chipotle Mexican Grill, Inc.	7,665,242
3,920	[1]	Deckers Outdoor Corp.	1,041,740
16,146		Domino’s Pizza, Inc.	5,457,348
54,891		Expedia Group, Inc.	9,592,202
20,640	[1]	Floor & Decor Holdings, Inc.	1,645,421
10,362		Hilton Worldwide Holdings, Inc.	1,609,115
22,868	[1]	Lululemon Athletica, Inc.	8,109,679
193,152		Nordstrom, Inc.	4,964,006
186,337	[1]	Penn National Gaming, Inc.	6,814,344
21,541		The Wendy’s Co.	425,650
6,129	[2]	Thor Industries, Inc.	469,175
13,653		Tractor Supply Co.	2,750,397
52,087		Travel + Leisure Co.	2,889,787
30,167	[1]	Ulta Beauty, Inc.	11,970,266
37,776		V.F. Corp.	1,964,352
24,648	[1,2]	Wayfair, Inc.	1,896,417
12,074	[2]	Williams-Sonoma, Inc.	1,575,416
139,345	[1]	YETI Holdings, Inc.	6,809,790
		TOTAL	78,099,081
		Consumer Staples— 2.7%
115,183		Albertsons Cos., Inc.	3,602,924
26,587		Energizer Holdings, Inc.	805,320
17,198	[1]	Sprouts Farmers Market, Inc.	512,501
23,179	[1]	The Boston Beer Co., Inc., Class A	8,692,125
		TOTAL	13,612,870
		Energy— 3.5%
62,007		Cheniere Energy, Inc.	8,421,171
13,482		Diamondback Energy, Inc.	1,701,833
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Energy— continued
140,729		Occidental Petroleum Corp.	$ 7,752,760
		TOTAL	17,875,764
		Financials— 5.5%
8,179		Ameriprise Financial, Inc.	2,171,443
10,447	[1]	GoHealth, Inc.	7,806
42,069		Marketaxess Holdings, Inc.	11,089,809
9,779		MSCI, Inc., Class A	4,119,404
15,621		Raymond James Financial, Inc.	1,522,423
680,515	[1,2]	Rocket Companies, Inc.	6,022,558
13,981		T. Rowe Price Group, Inc.	1,720,222
48,679		Virtu Financial, Inc.	1,405,849
		TOTAL	28,059,514
		Health Care— 15.6%
29,227	[1]	10X Genomics, Inc.	1,395,881
463,061	[1]	Adaptive Biotechnologies Corp.	3,820,253
64,480		Agilent Technologies, Inc.	7,690,530
2,499	[1]	Align Technology, Inc.	724,485
26,705	[1]	Amedisys, Inc.	3,408,893
115,596		Bruker Corp.	6,645,614
1,092	[1]	Charles River Laboratories International, Inc.	263,729
10,660	[1,2]	Dexcom, Inc.	4,355,463
98,655	[1]	Exelixis, Inc.	2,203,953
41,268	[1]	Horizon Therapeutics PLC	4,067,374
8,448	[1]	IDEXX Laboratories, Inc.	3,636,695
61,614	[1]	Incyte Genomics, Inc.	4,618,585
17,988	[1]	Ionis Pharmaceuticals, Inc.	661,239
27,868	[1]	IQVIA Holdings, Inc.	6,074,945
4,411	[1]	Mettler-Toledo International, Inc.	5,635,185
5,715	[1]	Mirati Therapeutics, Inc.	353,130
15,499	[1]	Molina Healthcare, Inc.	4,858,162
2,284	[1]	Neurocrine Biosciences, Inc.	205,629
69,953	[1,2]	Novavax, Inc.	3,152,782
3,989	[1]	Novocure Ltd.	305,478
17,335	[1]	Repligen Corp.	2,725,755
6,499	[1]	SAGE Therapeutics, Inc.	204,848
43,187	[1,2]	Tandem Diabetes Care, Inc.	4,166,682
34,581	[1]	Veeva Systems, Inc.	6,292,013
5,760	[1]	Waters Corp.	1,745,395
		TOTAL	79,212,698
		Industrials— 14.3%
17,010		Advanced Drainage System, Inc.	1,742,845
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
35,956		AGCO Corp.	$ 4,580,794
65,807		Allegion PLC	7,517,792
38,361		Allison Transmission Holdings, Inc.	1,436,236
2,710	[1]	Axon Enterprise, Inc.	304,062
8,452	[1]	CACI International, Inc., Class A	2,242,315
389		Cintas Corp.	154,534
2,754	[1]	Copart, Inc.	312,992
88,984		Expeditors International Washington, Inc.	8,815,645
8,763	[1]	GXO Logistics, Inc.	518,682
1,015		Hunt (J.B.) Transportation Services, Inc.	173,413
2,115		Huntington Ingalls Industries, Inc.	449,945
24,842		Landstar System, Inc.	3,848,026
13,572		Old Dominion Freight Lines, Inc.	3,801,789
35,233		Pitney Bowes, Inc.	185,678
46,906		Robert Half International, Inc.	4,611,329
16,399	[1]	Siteone Landscape Supply, Inc.	2,312,751
51,436		Trane Technologies PLC	7,195,382
27,367		TransUnion	2,395,160
141,192	[1]	Trex Co., Inc.	8,215,962
204,965	[1]	XPO Logistics, Inc.	11,025,067
13,173		Xylem, Inc.	1,060,426
		TOTAL	72,900,825
		Information Technology— 32.5%
19,763	[1]	Allegro MicroSystems, Inc.	480,439
142,599	[1]	Arista Networks, Inc.	16,480,167
12,311		Bread Financial Holdings, Inc.	674,643
95,187	[1,2]	C3.AI, Inc.	1,617,227
51,102	[1]	Cadence Design Systems, Inc.	7,708,737
32,372	[1]	Crowdstrike Holdings, Inc.	6,434,259
213,675	[1]	Dropbox, Inc.	4,647,431
44,532	[1]	Duck Creek Technologies LLC	709,395
125,915	[1]	Dynatrace Holdings LLC	4,830,099
8,689	[1]	Enphase Energy, Inc.	1,402,405
40,037	[1,2]	Fortinet, Inc.	11,571,093
4,470		HP, Inc.	163,736
10,782	[1]	HubSpot, Inc.	4,091,014
140,857	[1]	IPG Photonics Corp.	13,308,169
59,043		Jabil, Inc.	3,408,552
47,388	[1]	Keysight Technologies, Inc.	6,647,115
3,681		KLA Corp.	1,175,196
28,345		Microchip Technology, Inc.	1,848,094
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
6,283		NetApp, Inc.	$ 460,230
19,841	[1]	Nutanix, Inc.	496,620
48,025	[1]	ON Semiconductor Corp.	2,502,583
28,206	[1,2]	Palo Alto Networks, Inc.	15,831,464
30,712		Paychex, Inc.	3,892,132
7,920	[1]	Paycom Software, Inc.	2,229,242
30,184	[1]	Paylocity Corp.	5,723,792
465,592	[1]	Pure Storage, Inc.	13,641,846
18,053	[1]	RingCentral, Inc.	1,531,797
36,161	[1]	Splunk, Inc.	4,412,365
1,155,117	[1]	StoneCo Ltd.	10,881,202
72,700		Switch, Inc.	2,170,822
6,541	[1]	Synopsys, Inc.	1,875,893
60,552	[1]	Teradata Corp.	2,503,825
361,874		Western Union Co.	6,065,008
52,716	[1]	Wix.com Ltd.	3,977,949
		TOTAL	165,394,541
		Materials— 2.2%
120,166	[1]	Berry Global Group, Inc.	6,771,354
2,742		Celanese Corp.	402,910
45,775		Steel Dynamics, Inc.	3,925,206
		TOTAL	11,099,470
		Real Estate— 2.7%
6,735	[1]	CBRE Group, Inc.	559,275
48,936		Extra Space Storage, Inc.	9,297,840
11,011		SBA Communications, Corp.	3,822,028
		TOTAL	13,679,143
		TOTAL COMMON STOCKS (IDENTIFIED COST $518,436,971)	499,468,768
		INVESTMENT COMPANIES— 5.3%
17,314,925		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[3]	17,314,925
9,617,251		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[3]	9,614,366
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,928,287)	26,929,291
		TOTAL INVESTMENT IN SECURITIES—103.4% (IDENTIFIED COST $545,365,258)[4]	526,398,059
		OTHER ASSETS AND LIABILITIES - NET—(3.4)%[5]	(17,229,840)
		TOTAL NET ASSETS—100%	$509,168,219
Semi-Annual Shareholder Report
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 10/31/2021	$10,000,196	$11,468,936	$21,469,132
Purchases at Cost	$118,815,746	$67,823,971	$186,639,717
Proceeds from Sales	$(111,501,017)	$(69,671,520)	$(181,172,537)
Change in Unrealized Appreciation/ Depreciation	N/A	$(142)	$(142)
Net Realized Gain/(Loss)	N/A	$(6,879)	$(6,879)
Value as of 4/30/2022	$17,314,925	$9,614,366	$26,929,291
Shares Held as of 4/30/2022	17,314,925	9,617,251	26,932,176
Dividend Income	$1,977	$8,270	$10,247
Gain Distributions Received	$—	$1,761	$1,761

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$62.37	$44.93	$41.20	$41.35	$43.07	$33.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.39)	(0.19)	(0.07)	(0.14)	(0.04)
Net realized and unrealized gain (loss)	(11.80)	21.36	7.14	4.77	3.92	10.06
Total From Investment Operations	(11.91)	20.97	6.95	4.70	3.78	10.02
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.02)
Distributions from net realized gain	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Total Distributions	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.32)
Net Asset Value, End of Period	$38.04	$62.37	$44.93	$41.20	$41.35	$43.07
Total Return[2]	(22.54)%	49.08%	18.07%	13.40%	9.43%	30.20%
Ratios to Average Net Assets:
Net expenses[3]	1.14%[4]	1.13%	1.14%	1.14%	1.22%	1.22%
Net investment income (loss)	(0.48)%[4]	(0.73)%	(0.46)%	(0.18)%	(0.33)%	(0.10)%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.11%	0.11%	0.06%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$265,137	$367,018	$266,252	$257,818	$238,586	$236,955
Portfolio turnover[6]	67%	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.97	$28.09	$27.12	$29.12	$32.11	$25.12
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.48)	(0.31)	(0.25)	(0.33)	(0.25)
Net realized and unrealized gain (loss)	(6.12)	12.89	4.50	3.10	2.84	7.54
Total From Investment Operations	(6.27)	12.41	4.19	2.85	2.51	7.29
Less Distributions:
Distributions from net realized gain	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Net Asset Value, End of Period	$18.28	$36.97	$28.09	$27.12	$29.12	$32.11
Total Return[2]	(22.86)%	47.91%	17.17%	12.54%	8.58%	29.25%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.92%	1.93%	1.88%	1.97%	1.97%
Net investment income (loss)	(1.27)%[4]	(1.51)%	(1.23)%	(0.94)%	(1.09)%	(0.85)%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.12%	0.16%	0.08%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,943	$16,184	$13,309	$15,460	$10,619	$10,613
Portfolio turnover[6]	67%	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$65.24	$46.74	$42.60	$42.48	$44.01	$34.09
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.25)	(0.06)	0.04	(0.05)	0.07
Net realized and unrealized gain (loss)	(12.44)	22.28	7.42	4.93	4.02	10.25
Total From Investment Operations	(12.49)	22.03	7.36	4.97	3.97	10.32
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.10)
Distributions from net realized gain	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Total Distributions	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.40)
Net Asset Value, End of Period	$40.33	$65.24	$46.74	$42.60	$42.48	$44.01
Total Return[2]	(22.42)%	49.47%	18.46%	13.71%	9.69%	30.52%
Ratios to Average Net Assets:
Net expenses[3]	0.84%[4]	0.84%	0.84%	0.84%	0.95%	0.97%
Net investment income (loss)	(0.19)%[4]	(0.44)%	(0.13)%	0.10%	(0.12)%	0.19%
Expense waiver/reimbursement[5]	0.16%[4]	0.15%	0.19%	0.21%	0.07%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$197,397	$279,045	$188,839	$246,222	$177,959	$24,559
Portfolio turnover[6]	67%	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$58.16	$41.99	$38.59	$38.95	$40.80	$31.53
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.22)	(0.05)	0.01	(0.03)	0.04
Net realized and unrealized gain (loss)	(10.86)	19.92	6.67	4.48	3.68	9.53
Total From Investment Operations	(10.90)	19.70	6.62	4.49	3.65	9.57
Less Distributions:
Distributions from net realized gain	(12.42)	(3.53)	(3.22)	(4.85)	(5.50)	(0.30)
Net Asset Value, End of Period	$34.84	$58.16	$41.99	$38.59	$38.95	$40.80
Total Return[2]	(22.41)%	49.52%	18.46%	13.72%	9.67%	30.54%
Ratios to Average Net Assets:
Net expenses[3]	0.83%[4]	0.83%	0.83%	0.83%	0.95%	0.96%
Net investment income (loss)	(0.18)%[4]	(0.43)%	(0.14)%	0.03%	(0.08)%	0.12%
Expense waiver/reimbursement[5]	0.08%[4]	0.08%	0.11%	0.11%	0.02%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$35,692	$49,431	$31,388	$31,590	$6,576	$37,815
Portfolio turnover[6]	67%	141%	227%	179%	171%	109%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $16,497,143 of securities loaned and $26,929,291 of investment in affiliated holdings* (identified cost $545,365,258)	$526,398,059
Income receivable	26,873
Income receivable from affiliated holdings	6,475
Receivable for investments sold	7,168,042
Receivable for shares sold	1,037,234
Total Assets	534,636,683
Liabilities:
Payable for investments purchased	7,125,648
Payable for shares redeemed	732,118
Payable to bank	5,944
Payable for collateral due to broker for securities lending (Note 2)	17,314,925
Payable for investment adviser fee (Note 5)	18,952
Payable for administrative fee (Note 5)	2,263
Payable for distribution services fee (Note 5)	7,355
Payable for other service fees (Notes 2 and 5)	136,114
Accrued expenses (Note 5)	125,145
Total Liabilities	25,468,464
Net assets for 13,486,356 shares outstanding	$509,168,219
Net Assets Consist of:
Paid-in capital	$494,112,517
Total distributable earnings (loss)	15,055,702
Total Net Assets	$509,168,219
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($265,137,302 ÷ 6,969,130 shares outstanding), no par value, unlimited shares authorized	$38.04
Offering price per share (100/94.50 of $38.04)	$40.25
Redemption proceeds per share	$38.04
Class C Shares:
Net asset value per share ($10,942,649 ÷ 598,465 shares outstanding), no par value, unlimited shares authorized	$18.28
Offering price per share	$18.28
Redemption proceeds per share (99.00/100 of $18.28)	$18.10
Institutional Shares:
Net asset value per share ($197,396,728 ÷ 4,894,230 shares outstanding), no par value, unlimited shares authorized	$40.33
Offering price per share	$40.33
Redemption proceeds per share	$40.33
Class R6 Shares:
Net asset value per share ($35,691,540 ÷ 1,024,531 shares outstanding), no par value, unlimited shares authorized	$34.84
Offering price per share	$34.84
Redemption proceeds per share	$34.84

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $8,270 received from affiliated holdings*)	$1,984,084
Net income on securities loaned (includes $1,977 earned from affiliated holdings related to cash collateral balances*) (Note 2)	13,283
TOTAL INCOME	1,997,367
Expenses:
Investment adviser fee (Note 5)	2,287,974
Administrative fee (Note 5)	239,895
Custodian fees	21,758
Transfer agent fees (Note 2)	285,867
Directors’/Trustees’ fees (Note 5)	2,124
Auditing fees	12,942
Legal fees	4,263
Portfolio accounting fees	72,163
Distribution services fee (Note 5)	51,130
Other service fees (Notes 2 and 5)	407,100
Share registration costs	34,659
Printing and postage	17,879
Miscellaneous (Note 5)	14,743
TOTAL EXPENSES	3,452,497
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(246,392)
Reimbursement of other operating expenses (Notes 2 and 5)	(96,248)
TOTAL WAIVER AND REIMBURSEMENTS	(342,640)
Net expenses	3,109,857
Net investment loss	(1,112,490)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(6,879) on sales of investments in affiliated holdings*)	37,863,298
Realized gain distribution from affiliated investment company shares	1,761
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(142) on investments in affiliated holdings*)	(190,149,511)
Net realized and unrealized gain (loss) on investments	(152,284,452)
Change in net assets resulting from operations	$(153,396,942)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(1,112,490)	$(3,813,203)
Net realized gain (loss)	37,865,059	149,757,266
Net change in unrealized appreciation/depreciation	(190,149,511)	93,172,509
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(153,396,942)	239,116,572
Distributions to Shareholders:
Class A Shares	(71,880,729)	(20,893,171)
Class C Shares	(5,393,677)	(1,648,136)
Institutional Shares	(53,644,485)	(14,320,888)
Class R6 Shares	(10,379,506)	(2,636,767)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(141,298,397)	(39,498,962)
Share Transactions:
Proceeds from sale of shares	59,394,204	102,437,917
Net asset value of shares issued to shareholders in payment of distributions declared	122,473,860	34,268,768
Cost of shares redeemed	(89,682,938)	(124,433,468)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,185,126	12,273,217
Change in net assets	(202,510,213)	211,890,827
Net Assets:
Beginning of period	711,678,432	499,787,605
End of period	$509,168,219	$711,678,432
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes MDT Mid Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is appreciation of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
16

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $342,640 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$130,260	$(25)
Class C Shares	8,077	(1)
Institutional Shares	141,617	(96,222)
Class R6 Shares	5,913	—
TOTAL	$285,867	$(96,248)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$390,056
Class C Shares	17,044
TOTAL	$407,100
Semi-Annual Shareholder Report
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities
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on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$16,497,143	$17,314,925
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	220,848	$9,917,781	344,391	$18,016,525
Shares issued to shareholders in payment of distributions declared	1,402,106	64,482,860	391,700	18,723,268
Shares redeemed	(538,742)	(25,246,770)	(776,575)	(41,214,639)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,084,212	$49,153,871	(40,484)	$(4,474,846)
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	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	51,528	$1,107,486	43,381	$1,367,894
Shares issued to shareholders in payment of distributions declared	219,180	4,859,223	52,107	1,486,605
Shares redeemed	(110,062)	(2,357,566)	(131,439)	(4,143,352)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	160,646	$3,609,143	(35,951)	$(1,288,853)
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	813,314	$40,082,432	1,175,439	$66,483,120
Shares issued to shareholders in payment of distributions declared	971,383	47,306,342	253,604	12,647,222
Shares redeemed	(1,167,743)	(55,181,292)	(1,192,389)	(66,038,279)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	616,954	$32,207,482	236,654	$13,092,063
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	197,618	$8,286,505	330,951	$16,570,378
Shares issued to shareholders in payment of distributions declared	138,503	5,825,435	31,758	1,411,673
Shares redeemed	(161,573)	(6,897,310)	(260,213)	(13,037,198)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	174,548	$7,214,630	102,496	$4,944,853
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,036,360	$92,185,126	262,715	$12,273,217
4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $545,365,258. The net unrealized depreciation of investments for federal tax purposes was $18,967,199. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,297,143 and net unrealized depreciation from investments for those securities having an excess of cost over value of $63,264,342.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $241,751 of its fee and voluntarily reimbursed $96,248 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Adviser reimbursed $4,641.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$51,130
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $2,653 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC retained $4,926 in sales charges from the sale of Class A Shares. FSC also retained $140 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $36,196 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.94%, 0.84% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$393,132,921
Sales	$442,845,682
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. Line of Credit
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$774.60	$5.02
Class C Shares	$1,000	$771.40	$8.48
Institutional Shares	$1,000	$775.80	$3.70
Class R6 Shares	$1,000	$775.90	$3.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.14	$5.71
Class C Shares	$1,000	$1,015.22	$9.64
Institutional Shares	$1,000	$1,020.63	$4.21
Class R6 Shares	$1,000	$1,020.68	$4.16

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class C Shares	1.93%
Institutional Shares	0.84%
Class R6 Shares	0.83%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES MDT MID-CAP GROWTH FUND (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and five-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
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the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply
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breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Mid Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Mid Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172107
CUSIP 314172305
CUSIP 314172198
CUSIP 314172529
8010409 (6/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2022

Share Class | Ticker	A | SVAAX	C | SVACX	Institutional | SVAIX	R6 | SVALX

Federated Hermes Strategic Value Dividend Fund
Fund Established 2005

A Portfolio of Federated Hermes Equity Funds
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2021 through April 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	19.5%
Consumer Staples	17.9%
Energy	16.1%
Utilities	15.1%
Communication Services	12.3%
Financials	10.9%
Real Estate	2.8%
Information Technology	1.5%
Materials	1.5%
Industrials	1.0%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3,4]	(0.0)%
TOTAL	100%
1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Represents less than 0.1%.
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Portfolio of Investments
April 30, 2022 (unaudited)
Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—98.6%
	Communication Services—12.3%
11,646,409	AT&T, Inc.	5.89%	$219,651,274
5,414,710	BCE, Inc.	4.58	287,879,728
7,036,447	Verizon Communications, Inc.	5.53	325,787,496
165,160,959	Vodafone Group PLC	6.22	249,874,521
	TOTAL		1,083,193,019
	Consumer Staples—17.9%
8,246,979	British American Tobacco PLC	6.50	347,553,075
1,063,325	Clorox Co.	3.23	152,555,238
4,849,450	Conagra Brands, Inc.	3.58	169,391,289
1,242,825	General Mills, Inc.	2.88	87,905,012
1,134,680	Kimberly-Clark Corp.	3.34	157,527,624
3,915,622	Philip Morris International, Inc.	5.00	391,562,200
1,989,750	Unilever PLC	3.86	92,419,969
4,213,200	Walgreens Boots Alliance, Inc.	4.50	178,639,680
	TOTAL		1,577,554,087
	Energy—16.1%
1,399,646	Chevron Corp.	3.63	219,282,539
7,431,025	Enbridge, Inc.	5.22	324,277,633
4,019,780	Exxon Mobil Corp.	4.13	342,686,245
3,754,969	TC Energy Corp.	4.50	198,614,520
6,730,735	TotalEnergies SE	4.97	331,634,827
	TOTAL		1,416,495,764
	Financials—10.9%
476,825	Allianz SE	4.25	108,604,402
757,725	Canadian Imperial Bank of Commerce	3.85	83,767,644
12,324,485	Huntington Bancshares, Inc.	4.71	162,066,978
7,842,960	KeyCorp	4.04	151,447,558
356,575	Muenchener Rueckversicherungs-Gesellschaft AG	4.84	85,325,008
369,525	PNC Financial Services Group	3.61	61,378,102
3,181,686	Truist Financial Corp.	3.97	153,834,518
2,273,566	U.S. Bancorp	3.79	110,404,365
87,594	Zurich Insurance Group AG	3.88	39,840,974
	TOTAL		956,669,549
	Health Care—19.5%
1,997,676	AbbVie, Inc.	3.84	293,418,651
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Shares		Dividend Yield	Value in U.S. Dollars
	COMMON STOCKS—continued
	Health Care—continued
625,400	Amgen, Inc.	3.33%	$145,837,026
2,973,025	Bristol-Myers Squibb Co.	2.87	223,779,592
2,529,075	Cardinal Health, Inc.	3.38	146,812,804
5,875,971	Gilead Sciences, Inc.	4.92	348,680,119
3,565,096	Merck & Co., Inc.	3.11	316,188,364
3,345,745	Pfizer, Inc.	3.26	164,175,707
587,260	Sanofi	2.80	61,809,867
2,144,450	Viatris, Inc.	4.65	22,152,168
	TOTAL		1,722,854,298
	Industrials—1.0%
9,636,133	BAE Systems PLC	3.39	89,756,061
	Information Technology—1.5%
116,056	Broadcom, Inc.	2.96	64,340,286
4,174,414	Western Union Co.	5.61	69,963,179
	TOTAL		134,303,465
	Materials—1.5%
11,297,725	Amcor PLC	4.05	133,991,019
	Real Estate—2.8%
2,226,664	National Retail Properties, Inc.	3.72	97,616,950
2,335,275	Omega Healthcare Investors, Inc.	7.80	59,502,807
3,031,800	STORE Capital Corp.	4.29	86,194,074
	TOTAL		243,313,831
	Utilities—15.1%
1,527,300	American Electric Power Co., Inc.	3.15	151,370,703
2,560,546	Dominion Energy, Inc.	3.27	209,042,975
2,450,404	Duke Energy Corp.	3.58	269,936,505
13,746,940	National Grid-SP PLC	4.13	204,391,871
6,322,830	PPL Corp.	2.83	178,999,317
4,360,152	Southern Co.	3.71	319,991,555
	TOTAL		1,333,732,926
	TOTAL COMMON STOCKS (IDENTIFIED COST $7,715,240,540)		8,691,864,019
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Shares	Dividend Yield	Value in U.S. Dollars
	INVESTMENT COMPANY—1.4%
127,684,283	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[1] (IDENTIFIED COST $127,635,642)	$127,645,977
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $7,842,876,182)[2]	8,819,509,996
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(4,236,379)
	TOTAL NET ASSETS—100%	$8,815,273,617
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$32,906,387
Purchases at Cost	$1,232,227,598
Proceeds from Sales	$(1,137,453,821)
Change in Unrealized Appreciation/Depreciation	$7,698
Net Realized Gain/(Loss)	$(41,885)
Value as of 4/30/2022	$127,645,977
Shares Held as of 4/30/2022	127,684,283
Dividend Income	$43,488
Gains Distributions Received	$3,924
1
7-day net yield.
2
Also represents cost of investments for federal tax purposes.
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of April 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$6,052,122,900	$—	$—	$6,052,122,900
International	1,028,530,544	1,611,210,575	—	2,639,741,119
Investment Company	127,645,977	—	—	127,645,977
TOTAL SECURITIES	$7,208,299,421	$1,611,210,575	$—	$8,819,509,996
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.70	$4.49	$5.82	$5.73	$6.34	$5.97
Income From Investment Operations:
Net investment income	0.12	0.20	0.21	0.21	0.21	0.21
Net realized and unrealized gain (loss)	0.39	1.21	(1.06)	0.31	(0.21)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.41	(0.85)	0.52	—	0.71
Less Distributions:
Distributions from net investment income	(0.13)	(0.20)	(0.21)	(0.21)	(0.20)	(0.21)
Distributions from net realized gain	—	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.13)	(0.20)	(0.48)	(0.43)	(0.61)	(0.34)
Net Asset Value, End of Period	$6.08	$5.70	$4.49	$5.82	$5.73	$6.34
Total Return[1]	8.94%	31.78%	(15.65)%	9.68%	(0.16)%	12.29%
Ratios to Average Net Assets:
Net expenses[2]	1.05%[3]	1.05%	1.05%[4]	1.06%	1.05%	1.06%
Net investment income	4.00%[3]	3.64%	4.08%	3.75%	3.44%	3.36%
Expense waiver/reimbursement[5]	0.12%[3]	0.12%	0.13%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,533,590	$1,366,960	$1,060,496	$1,456,023	$1,603,675	$2,400,842
Portfolio turnover[6]	28%	23%	38%	33%	9%	19%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.05% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.72	$4.50	$5.84	$5.74	$6.35	$5.98
Income From Investment Operations:
Net investment income	0.09	0.16	0.17	0.17	0.16	0.16
Net realized and unrealized gain (loss)	0.38	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.47	1.38	(0.90)	0.49	(0.04)	0.66
Less Distributions:
Distributions from net investment income	(0.10)	(0.16)	(0.17)	(0.17)	(0.16)	(0.16)
Distributions from net realized gain	—	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.10)	(0.16)	(0.44)	(0.39)	(0.57)	(0.29)
Net Asset Value, End of Period	$6.09	$5.72	$4.50	$5.84	$5.74	$6.35
Total Return[1]	8.32%	30.94%	(16.41)%	9.02%	(0.91)%	11.43%
Ratios to Average Net Assets:
Net expenses[2]	1.80%[3]	1.80%	1.80%[4]	1.81%	1.80%	1.81%
Net investment income	3.25%[3]	2.92%	3.34%	3.00%	2.69%	2.65%
Expense waiver/reimbursement[5]	0.13%[3]	0.13%	0.14%	0.13%	0.13%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$648,854	$625,041	$693,876	$1,217,811	$1,472,755	$1,997,389
Portfolio turnover[6]	28%	23%	38%	33%	9%	19%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.80% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.74	$4.52	$5.86	$5.76	$6.37	$6.00
Income From Investment Operations:
Net investment income	0.12	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized gain (loss)	0.39	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.43	(0.85)	0.55	0.02	0.73
Less Distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.22)	(0.23)	(0.22)	(0.23)
Distributions from net realized gain	—	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.13)	(0.21)	(0.49)	(0.45)	(0.63)	(0.36)
Net Asset Value, End of Period	$6.12	$5.74	$4.52	$5.86	$5.76	$6.37
Total Return[1]	9.01%	32.12%	(15.49)%	10.09%	0.09%	12.51%
Ratios to Average Net Assets:
Net expenses[2]	0.80%[3]	0.80%	0.80%[4]	0.81%	0.80%	0.81%
Net investment income	4.25%[3]	3.91%	4.34%	3.99%	3.69%	3.64%
Expense waiver/reimbursement[5]	0.12%[3]	0.13%	0.13%	0.12%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,381,450	$4,589,179	$4,214,131	$6,632,015	$7,027,654	$9,293,143
Portfolio turnover[6]	28%	23%	38%	33%	9%	19%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.80% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2022	Year Ended October 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$5.74	$4.52	$5.86	$5.76	$6.37	$6.00
Income From Investment Operations:
Net investment income	0.13	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized gain (loss)	0.38	1.22	(1.07)	0.32	(0.20)	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.51	1.43	(0.85)	0.55	0.02	0.73
Less Distributions:
Distributions from net investment income	(0.13)	(0.21)	(0.22)	(0.23)	(0.22)	(0.23)
Distributions from net realized gain	—	—	(0.27)	(0.22)	(0.41)	(0.13)
TOTAL DISTRIBUTIONS	(0.13)	(0.21)	(0.49)	(0.45)	(0.63)	(0.36)
Net Asset Value, End of Period	$6.12	$5.74	$4.52	$5.86	$5.76	$6.37
Total Return[1]	9.02%	32.14%	(15.48)%	10.11%	0.11%	12.53%
Ratios to Average Net Assets:
Net expenses[2]	0.78%[3]	0.78%	0.78%[4]	0.79%	0.78%	0.79%
Net investment income	4.28%[3]	3.85%	4.35%	4.00%	3.69%	3.73%
Expense waiver/reimbursement[5]	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,251,380	$1,019,551	$575,195	$500,119	$452,251	$242,131
Portfolio turnover[6]	28%	23%	38%	33%	9%	19%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.78% for the year ended October 31, 2020, after taking into account this expense reduction.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
6
Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $127,645,977 of investment in an affiliated holding* (identified cost $7,842,876,182)		$8,819,509,996
Cash denominated in foreign currencies (identified cost $14,788,502)		14,788,503
Receivable for investments sold		55,569,115
Income receivable		40,424,303
Income receivable from an affiliated holding		22,558
Receivable for shares sold		36,422,214
TOTAL ASSETS		8,966,736,689
Liabilities:
Payable for investments purchased	$143,453,020
Payable for shares redeemed	5,772,028
Payable for other service fees (Notes 2 and 5)	835,054
Payable for distribution services fee (Note 5)	414,446
Payable for investment adviser fee (Note 5)	349,043
Payable for administrative fee (Note 5)	38,858
Accrued expenses (Note 5)	600,623
TOTAL LIABILITIES		151,463,072
Net assets for 1,443,527,489 shares outstanding		$8,815,273,617
Net Assets Consists of:
Paid-in capital		$7,550,346,563
Total distributable earnings (loss)		1,264,927,054
TOTAL NET ASSETS		$8,815,273,617
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,533,589,862 ÷ 252,430,620 shares outstanding) no par value, unlimited shares authorized	$6.08
Offering price per share (100/94.50 of $6.08)	$6.43
Redemption proceeds per share	$6.08
Class C Shares:
Net asset value per share ($648,853,576 ÷ 106,529,443 shares outstanding) no par value, unlimited shares authorized	$6.09
Offering price per share	$6.09
Redemption proceeds per share (99.00/100 of $6.09)	$6.03
Institutional Shares:
Net asset value per share ($5,381,450,013 ÷ 879,929,992 shares outstanding) no par value, unlimited shares authorized	$6.12
Offering price per share	$6.12
Redemption proceeds per share	$6.12
Class R6 Shares:
Net asset value per share ($1,251,380,166 ÷ 204,637,434 shares outstanding) no par value, unlimited shares authorized	$6.12
Offering price per share	$6.12
Redemption proceeds per share	$6.12
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended April 30, 2022 (unaudited)

Investment Income:
Dividends (including $43,488 received from an affiliated holding* and net of foreign taxes withheld of $6,264,791)			$202,562,772
Expenses:
Investment adviser fee (Note 5)		$30,058,148
Administrative fee (Note 5)		3,135,181
Custodian fees		179,569
Transfer agent fees (Note 2)		2,887,443
Directors’/Trustees’ fees (Note 5)		20,577
Auditing fees		12,050
Legal fees		4,447
Distribution services fee (Note 5)		2,381,981
Other service fees (Notes 2 and 5)		2,607,324
Portfolio accounting fees		106,038
Share registration costs		83,325
Printing and postage		132,256
Miscellaneous (Note 5)		28,273
TOTAL EXPENSES		41,636,612
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(2,693,116)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,805,191)
TOTAL WAIVER AND REIMBURSEMENTS		(4,498,307)
Net expenses			37,138,305
Net investment income			$165,424,467
Semi-Annual Shareholder Report
12

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(41,885) on sales of investment in an affiliated holding*) and foreign currency transactions	468,540,634
Realized gain distribution from affiliated investment company shares*	3,924
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $7,698 of investment in an affiliated holding*)	13,504,155
Net realized and unrealized gain on investments and foreign currency transactions	482,048,713
Change in net assets resulting from operations	$647,473,180
*
See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2022	Year Ended 10/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$165,424,467	$277,416,541
Net realized gain	468,544,558	335,699,706
Net change in unrealized appreciation/depreciation	13,504,155	1,371,791,777
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	647,473,180	1,984,908,024
Distributions to Shareholders:
Class A Shares	(30,544,643)	(46,842,027)
Class C Shares	(10,959,255)	(20,631,100)
Institutional Shares	(107,264,495)	(183,796,325)
Class R6 Shares	(24,579,956)	(29,314,943)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(173,348,349)	(280,584,395)
Share Transactions:
Proceeds from sale of shares	1,761,856,989	2,052,398,304
Net asset value of shares issued to shareholders in payment of distributions declared	150,346,537	242,200,846
Cost of shares redeemed	(1,171,785,774)	(2,941,888,715)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	740,417,752	(647,289,565)
Change in net assets	1,214,542,583	1,057,034,064
Net Assets:
Beginning of period	7,600,731,034	6,543,696,970
End of period	$8,815,273,617	$7,600,731,034
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
April 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Strategic Value Dividend Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide income and long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Semi-Annual Shareholder Report
15

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
16

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
17

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $4,498,307 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended April 30, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$575,623	$(359,867)
Class C Shares	286,389	(191,893)
Institutional Shares	1,972,063	(1,253,431)
Class R6 Shares	53,368	—
TOTAL	$2,887,443	$(1,805,191)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,813,330
Class C Shares	793,994
TOTAL	$2,607,324
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2022, the Fund did not have a liability for any
Semi-Annual Shareholder Report
18

uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
19

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	31,518,045	$191,024,228	57,623,739	$312,857,241
Shares issued to shareholders in payment of distributions declared	4,690,101	27,899,808	7,998,611	42,827,107
Shares redeemed	(23,553,651)	(140,708,512)	(62,075,330)	(329,153,312)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	12,654,495	$78,215,524	3,547,020	$26,531,036

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,475,524	$64,018,595	13,712,714	$73,971,116
Shares issued to shareholders in payment of distributions declared	1,772,566	10,541,447	3,731,744	19,828,658
Shares redeemed	(15,082,968)	(90,566,561)	(62,270,117)	(335,461,586)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(2,834,878)	$(16,006,519)	(44,825,659)	$(241,661,812)

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	197,494,660	$1,216,505,507	209,350,810	$1,129,699,783
Shares issued to shareholders in payment of distributions declared	16,096,282	96,573,263	29,566,669	159,071,153
Shares redeemed	(133,438,890)	(803,205,001)	(372,028,948)	(2,002,426,883)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	80,152,052	$509,873,769	(133,111,469)	$(713,655,947)

	Six Months Ended 4/30/2022		Year Ended 10/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	47,006,802	$290,308,659	97,288,467	$535,870,164
Shares issued to shareholders in payment of distributions declared	2,553,093	15,332,019	3,790,293	20,473,928
Shares redeemed	(22,624,309)	(137,305,700)	(50,735,201)	(274,846,934)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	26,935,586	$168,334,978	50,343,559	$281,497,158
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	116,907,255	$740,417,752	(124,046,549)	$(647,289,565)
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4. FEDERAL TAX INFORMATION
At April 30, 2022, the cost of investments for federal tax purposes was $7,842,876,182. The net unrealized appreciation of investments for federal tax purposes was $976,633,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,308,659,783 and net unrealized depreciation from investments for those securities having an excess of cost over value of $332,025,969.
As of October 31, 2021, the Fund had a capital loss carryforward of $185,075,073 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$(185,075,073)	$—	$(185,075,073)
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended April 30, 2022, the Adviser voluntarily waived $2,673,066 of its fee and voluntarily reimbursed $1,805,191 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2022, the Adviser reimbursed $20,050.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur and pay distribution expenses at the following percentages of average daily net assets annually to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$2,381,981
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2022, FSC retained $263,405 of fees paid by the Fund. For the six months ended April 30, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2022, FSC retained $140,130 in sales charges from the sale of Class A Shares. FSC also retained $944 and $16,601 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended April 30, 2022, FSSC received $11,659 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s
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Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05%, 1.80%, 0.80% and 0.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2022, were as follows:
Purchases	$2,869,175,647
Sales	$2,199,390,036
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021, which was renewed on June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2022, the Fund had no outstanding loans. During the six months ended April 30, 2022, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2022, there were no outstanding loans. During the six months ended April 30, 2022, the program was not utilized.
9. Other Matters
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies, (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (“loads”) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (“loads”) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,089.40	$5.44
Class C Shares	$1,000	$1,083.20	$9.30
Institutional Shares	$1,000	$1,090.10	$4.15
Class R6 Shares	$1,000	$1,090.20	$4.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.59	$5.26
Class C Shares	$1,000	$1,015.87	$9.00
Institutional Shares	$1,000	$1,020.83	$4.01
Class R6 Shares	$1,000	$1,020.93	$3.91
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.05%
Class C Shares	1.80%
Institutional Shares	0.80%
Class R6 Shares	0.78%
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Evaluation and Approval of Advisory Contract–May 2021
FEDERATED HERMES STRATEGIC VALUE DIVIDEND FUND (THE “FUND”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2020. The Board discussed the Fund’s performance with the Adviser, including the reasons for and plans to improve the Fund’s performance, and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the
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Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
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information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
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that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Equity Funds (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Strategic Value Dividend Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes Strategic Value Dividend Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172586
CUSIP 314172578
CUSIP 314172560
CUSIP 31421N881
32939 (6/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 22, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 22, 2022